Eaton Vance

Limited Duration Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$1,000	$950,622
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.147%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	490,819
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,733,906
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.766%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,000	1,000,797
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 6.587%, (3 mo. USD LIBOR + 6.35%), 1/15/29(1)(2)	1,000	977,262
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.068%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,993,906
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,919,706
Babson CLO, Ltd.
Series 2016-1A, Class ER, 6.209%, (3 mo. USD LIBOR + 6.00%), 7/23/30(1)(2)	1,000	967,896
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 6.565%, (3 mo. USD LIBOR + 6.35%), 7/25/30(1)(2)	2,000	1,979,512
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.166%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,850	1,870,533
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,981,598
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.837%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	3,000	2,968,398
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.137%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	4,500	4,486,954
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 6.978%, (3 mo. USD LIBOR + 6.76%), 4/20/31(1)(2)	1,000	1,001,016
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 6.937%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	4,500	4,508,973
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.918%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	6,500	6,547,933
BlueMountain CLO, Ltd.
Series 2016-3A, Class ER, 6.171%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,829,108
Series 2018-1A, Class E, 6.164%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	914,510
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, 6.237%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	3,141,037
Series 2019-2A, Class E, 7.387%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	1,000	1,001,840
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,865,208
Series 2014-4RA, Class D, 5.887%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,060,168
Series 2015-5A, Class DR, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	932,376
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.218%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,500	1,503,065

Security	Principal Amount (000’s omitted)	Value
Cent CLO 17, Ltd.
Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	$1,750	$1,645,675
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 6.818%, (3 mo. USD LIBOR + 6.60%), 10/20/28(1)(2)	2,000	1,965,845
Dryden Senior Loan Fund
Series 2015-41A, Class ER, 5.537%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,863,048
Series 2016-42A, Class ER, 5.787%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	955,856
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,563	1,569,069
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.468%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,500	1,503,719
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class D2R, 7.215%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,540,221
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.882%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	3,275	3,121,136
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.468%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	1,016,339
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	948,164
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class E, 5.968%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,737,045
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,561,166
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class ER, 6.709%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,990,920
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.487%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,500	1,508,280
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 6.787%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	5,500	5,505,736
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 6.987%, (3 mo. USD LIBOR + 6.75%), 4/15/31(1)(2)	1,500	1,502,209
Magnetite XXIV, Ltd.
Series 2019-24A, Class E, 7.187%, (3 mo. USD LIBOR + 6.95%), 1/15/33(1)(2)	3,000	3,019,076
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(1)	239	239,444
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 6.278%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,465,152
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 1/20/31(1)(2)	2,000	2,000,436
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	1,000	1,001,349
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.03%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	2,250	2,256,982
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	3,625	3,478,329
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,952,710
Series 2018-2A, Class D, 5.83%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	964,797
Series 2019-1A, Class D, 7.221%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	2,000	2,012,827
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	442,137
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.087%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	2,000	1,999,562

Security	Principal Amount (000’s omitted)	Value
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 6.187%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	$2,000	$1,888,105
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	970,486
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 7.237%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,803,011
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	6,000	6,014,326
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 6.468%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	910,910
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	532,429
Voya CLO, Ltd.
Series 2015-3A, Class DR, 6.418%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,751,921
Series 2016-3A, Class DR, 6.298%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	1,276,104
Series 2019-4A, Class E, 7.717%, (3 mo. USD LIBOR + 7.48%), 1/15/33(1)(2)	3,000	3,004,989
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 7.477%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	2,000	2,013,214

Total Asset-Backed Securities (identified cost $125,555,457)		$124,559,867

Closed-End Funds — 1.6%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$25,015,458

Total Closed-End Funds (identified cost $26,361,519)		$25,015,458

Collateralized Mortgage Obligations — 13.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$102	$108,192
Series 1497, Class K, 7.00%, 4/15/23	77	82,071
Series 1529, Class Z, 7.00%, 6/15/23	144	154,066
Series 1620, Class Z, 6.00%, 11/15/23	86	90,909
Series 1677, Class Z, 7.50%, 7/15/23	74	79,657
Series 1702, Class PZ, 6.50%, 3/15/24	967	1,039,503
Series 2113, Class QG, 6.00%, 1/15/29	318	359,836
Series 2122, Class K, 6.00%, 2/15/29	63	71,055
Series 2130, Class K, 6.00%, 3/15/29	43	48,141
Series 2167, Class BZ, 7.00%, 6/15/29	52	59,411
Series 2182, Class ZB, 8.00%, 9/15/29	491	570,393
Series 2198, Class ZA, 8.50%, 11/15/29	523	603,689
Series 2458, Class ZB, 7.00%, 6/15/32	590	707,157
Series 3762, Class SH, 9.691%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(3)	630	796,949
Series 4097, Class PE, 3.00%, 11/15/40	587	592,859
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,551,056

Security	Principal Amount (000’s omitted)	Value
Series 4273, Class SP, 11.587%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(3)	$503	$807,217
Series 4337, Class YT, 3.50%, 4/15/49	2,360	2,362,030
Series 4416, Class SU, 8.291%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(3)	40	40,435
Series 4452, Class ZJ, 3.00%, 11/15/44	3,208	3,224,076
Series 4584, Class PM, 3.00%, 5/15/46	2,195	2,200,216
Series 4594, Class FM, 1.155%, (1 mo. USD LIBOR + 1.00%), 6/15/46(2)	286	285,390
Series 4608, Class TV, 3.50%, 1/15/55	3,963	4,018,124
Series 4637, Class CU, 3.00%, 8/15/44	3,086	3,148,166
Series 4637, Class QF, 1.155%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)	5,385	5,280,158
Series 4639, Class KF, 1.455%, (1 mo. USD LIBOR + 1.30%), 12/15/44(2)	1,715	1,712,081
Series 4678, Class PC, 3.00%, 1/15/46	6,279	6,505,721
Series 4774, Class MH, 4.50%, 12/15/42	1,768	1,782,352
Series 4774, Class QD, 4.50%, 1/15/43	5,462	5,535,304
Series 4776, Class C, 4.50%, 3/15/43	487	487,542
Series 4859, Class GA, 4.50%, 10/15/43	104	103,622
Series 4980, Class ZP, 2.50%, 7/25/49	2,166	2,171,177
Series 5028, Class TZ, 2.00%, 10/25/50	4,806	4,724,940
Series 5035, Class AZ, 2.00%, 11/25/50	21,815	21,504,625
Series 5038, Class CZ, 2.00%, 11/25/50	4,475	4,440,967
Interest Only:(4)
Series 284, Class S6, 5.941%, (6.10% - 1 mo. USD LIBOR), 10/15/42(3)	2,477	411,250
Series 362, Class C7, 3.50%, 9/15/47	11,457	1,008,384
Series 362, Class C11, 4.00%, 12/15/47	10,568	1,174,289
Series 3973, Class SG, 6.491%, (6.65% - 1 mo. USD LIBOR), 4/15/30(3)	207	1,456
Series 4067, Class JI, 3.50%, 6/15/27	1,913	141,176
Series 4070, Class S, 5.941%, (6.10% - 1 mo. USD LIBOR), 6/15/32(3)	5,143	881,274
Series 4088, Class EI, 3.50%, 9/15/41	4,090	221,710
Series 4094, Class CS, 5.841%, (6.00% - 1 mo. USD LIBOR), 8/15/42(3)	1,767	377,661
Series 4095, Class HS, 5.941%, (6.10% - 1 mo. USD LIBOR), 7/15/32(3)	1,477	186,032
Series 4109, Class ES, 5.991%, (6.15% - 1 mo. USD LIBOR), 12/15/41(3)	84	21,879
Series 4110, Class SA, 5.491%, (5.65% - 1 mo. USD LIBOR), 9/15/42(3)	3,477	728,124
Series 4149, Class S, 6.091%, (6.25% - 1 mo. USD LIBOR), 1/15/33(3)	2,642	481,342
Series 4188, Class AI, 3.50%, 4/15/28	1,519	98,664
Series 4203, Class QS, 6.091%, (6.25% - 1 mo. USD LIBOR), 5/15/43(3)	4,051	677,380
Series 4408, Class IP, 3.50%, 4/15/44	3,648	276,557
Series 4435, Class BI, 3.50%, 7/15/44	8,182	781,252
Series 4629, Class QI, 3.50%, 11/15/46	4,108	299,261
Series 4644, Class TI, 3.50%, 1/15/45	4,065	231,764
Series 4653, Class PI, 3.50%, 7/15/44	1,073	8,722
Series 4667, Class PI, 3.50%, 5/15/42	4,441	82,298
Series 4676, Class DI, 4.00%, 7/15/44	5,713	117,571
Series 4744, Class IO, 4.00%, 11/15/47	5,976	642,210
Series 4749, Class IL, 4.00%, 12/15/47	2,589	301,458
Series 4767, Class IM, 4.00%, 5/15/45	3,089	60,822
Series 4793, Class SD, 6.041%, (6.20% - 1 mo. USD LIBOR), 6/15/48(3)	13,086	1,772,242
Series 4966, Class SY, 5.902%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	29,462	4,318,199
Principal Only:(5)
Series 242, Class PO, 0.00%, 11/15/36	3,343	3,193,383
Series 259, Class PO, 0.00%, 4/15/39	2,024	2,004,792
Series 3606, Class PO, 0.00%, 12/15/39	2,201	2,063,604
Series 4417, Class KO, 0.00%, 12/15/43	424	356,488

Security	Principal Amount (000’s omitted)	Value
Series 4478, Class PO, 0.00%, 5/15/45	$1,443	$1,344,058
Series 4754, Class JO, 0.00%, 4/15/44	1,009	876,393

		$103,390,782

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$8,000	$8,091,183

		$8,091,183

Federal National Mortgage Association:
Series G92-44, Class ZQ, 8.00%, 7/25/22	$1	$483
Series G92-46, Class Z, 7.00%, 8/25/22	22	22,712
Series G92-60, Class Z, 7.00%, 10/25/22	34	35,604
Series G93-35, Class ZQ, 6.50%, 11/25/23	1,180	1,253,677
Series G93-40, Class H, 6.40%, 12/25/23	260	275,622
Series 1991-98, Class J, 8.00%, 8/25/21	4	4,112
Series 1992-77, Class ZA, 8.00%, 5/25/22	39	40,542
Series 1992-103, Class Z, 7.50%, 6/25/22	5	4,736
Series 1992-113, Class Z, 7.50%, 7/25/22	14	14,101
Series 1992-185, Class ZB, 7.00%, 10/25/22	21	21,798
Series 1993-16, Class Z, 7.50%, 2/25/23	53	56,298
Series 1993-22, Class PM, 7.40%, 2/25/23	44	46,499
Series 1993-25, Class J, 7.50%, 3/25/23	67	70,899
Series 1993-30, Class PZ, 7.50%, 3/25/23	117	124,556
Series 1993-42, Class ZQ, 6.75%, 4/25/23	165	174,395
Series 1993-56, Class PZ, 7.00%, 5/25/23	29	30,480
Series 1993-156, Class ZB, 7.00%, 9/25/23	36	38,493
Series 1994-45, Class Z, 6.50%, 2/25/24	250	266,227
Series 1994-89, Class ZQ, 8.00%, 7/25/24	230	254,466
Series 1996-57, Class Z, 7.00%, 12/25/26	254	284,648
Series 1997-77, Class Z, 7.00%, 11/18/27	135	153,301
Series 1998-44, Class ZA, 6.50%, 7/20/28	139	157,404
Series 1999-45, Class ZG, 6.50%, 9/25/29	42	48,120
Series 2000-22, Class PN, 6.00%, 7/25/30	562	642,558
Series 2002-1, Class G, 7.00%, 7/25/23	43	46,050
Series 2002-21, Class PE, 6.50%, 4/25/32	349	408,963
Series 2005-75, Class CS, 23.608%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(3)	914	1,609,264
Series 2007-74, Class AC, 5.00%, 8/25/37	3,860	4,349,177
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(3)	422	469,670
Series 2011-109, Class PE, 3.00%, 8/25/41	1,704	1,732,337
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,208	2,137,039
Series 2013-6, Class TA, 1.50%, 1/25/43	3,168	3,214,461
Series 2013-52, Class MD, 1.25%, 6/25/43	3,147	3,124,046
Series 2013-67, Class NF, 1.148%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	2,357	2,373,953
Series 2014-64, Class PA, 3.00%, 3/25/44	1,583	1,606,965
Series 2016-22, Class ZE, 3.00%, 6/25/44	91	90,651
Series 2017-15, Class LE, 3.00%, 6/25/46	4,895	5,004,349
Series 2017-39, Class JZ, 3.00%, 5/25/47	347	347,484
Series 2017-48, Class LG, 2.75%, 5/25/47	4,357	4,577,405
Series 2017-66, Class ZJ, 3.00%, 9/25/57	457	456,443
Series 2017-75, Class Z, 3.00%, 9/25/57	299	298,619
Series 2018-18, Class QD, 4.50%, 5/25/45	11,080	11,303,291
Series 2020-45, Class HZ, 2.50%, 7/25/50	5,244	5,252,136

Security	Principal Amount (000’s omitted)	Value
Series 2020-46, Class KZ, 2.50%, 7/25/50	$2,744	$2,743,706
Series 2020-46, Class QZ, 2.50%, 3/15/48	661	660,861
Interest Only:(4)
Series 2010-124, Class SJ, 5.902%, (6.05% - 1 mo. USD LIBOR), 11/25/38(3)	480	8,564
Series 2011-101, Class IC, 3.50%, 10/25/26	5,011	305,895
Series 2011-101, Class IE, 3.50%, 10/25/26	1,617	97,171
Series 2012-24, Class S, 5.352%, (5.50% - 1 mo. USD LIBOR), 5/25/30(3)	414	6,853
Series 2012-33, Class CI, 3.50%, 3/25/27	2,989	173,182
Series 2012-94, Class KS, 6.502%, (6.65% - 1 mo. USD LIBOR), 5/25/38(3)	2,501	97,380
Series 2012-97, Class PS, 6.002%, (6.15% - 1 mo. USD LIBOR), 3/25/41(3)	2,761	193,287
Series 2012-103, Class GS, 5.952%, (6.10% - 1 mo. USD LIBOR), 2/25/40(3)	243	3,029
Series 2012-118, Class IN, 3.50%, 11/25/42	6,029	764,754
Series 2012-124, Class IO, 1.594%, 11/25/42(6)	2,754	134,239
Series 2012-125, Class IG, 3.50%, 11/25/42	19,161	2,496,724
Series 2012-150, Class SK, 6.002%, (6.15% - 1 mo. USD LIBOR), 1/25/43(3)	3,356	611,145
Series 2013-12, Class SP, 5.502%, (5.65% - 1 mo. USD LIBOR), 11/25/41(3)	892	81,125
Series 2013-15, Class DS, 6.052%, (6.20% - 1 mo. USD LIBOR), 3/25/33(3)	7,067	1,389,955
Series 2013-16, Class SY, 6.002%, (6.15% - 1 mo. USD LIBOR), 3/25/43(3)	1,617	329,771
Series 2013-54, Class HS, 6.152%, (6.30% - 1 mo. USD LIBOR), 10/25/41(3)	1,155	72,251
Series 2013-64, Class PS, 6.102%, (6.25% - 1 mo. USD LIBOR), 4/25/43(3)	2,295	364,398
Series 2013-75, Class SC, 6.102%, (6.25% - 1 mo. USD LIBOR), 7/25/42(3)	4,399	443,670
Series 2014-32, Class EI, 4.00%, 6/25/44	810	113,632
Series 2014-55, Class IN, 3.50%, 7/25/44	1,926	239,017
Series 2014-89, Class IO, 3.50%, 1/25/45	2,320	210,549
Series 2015-17, Class SA, 6.052%, (6.20% - 1 mo. USD LIBOR), 11/25/43(3)	1,780	132,077
Series 2015-52, Class MI, 3.50%, 7/25/45	2,365	261,138
Series 2017-46, Class NI, 3.00%, 8/25/42	4,596	70,734
Series 2018-21, Class IO, 3.00%, 4/25/48	10,748	1,006,645
Series 2019-1, Class AS, 5.852%, (6.00% - 1 mo. USD LIBOR), 2/25/49(3)	16,022	3,024,867
Series 2019-33, Class SK, 5.902%, (6.05% - 1 mo. USD LIBOR), 7/25/49(3)	14,309	1,560,521
Series 2020-23, Class SP, 5.902%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	9,501	1,455,904
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	2,120	2,029,365
Series 2006-8, Class WQ, 0.00%, 3/25/36	3,229	2,958,240

		$76,464,683

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$283	$276,232
Series 2017-121, Class DF, 0.652%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	8,062	8,109,734
Series 2017-137, Class AF, 0.652%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	4,489	4,516,126
Series 2017-141, Class KZ, 3.00%, 9/20/47	320	320,226
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,663	4,629,343
Series 2019-108, Class KZ, 3.50%, 8/20/49	1,028	1,028,826
Interest Only:(4)
Series 2017-104, Class SD, 6.048%, (6.20% - 1 mo. USD LIBOR), 7/20/47(3)	5,516	995,909

		$19,876,396

Total Collateralized Mortgage Obligations (identified cost $229,100,687)		$207,823,044

Commercial Mortgage-Backed Securities — 4.9%
Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(6)	$795	$650,158
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(6)	3,205	2,363,521
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(6)	3,500	2,315,194
Series 2016-C7, Class D, 4.429%, 12/10/54(1)(6)	1,675	1,396,842
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	827,492
Series 2017-MDRB, Class C, 2.659%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	5,000	4,782,227
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.12%, 8/10/50(1)(6)	7,400	6,646,370
Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(6)	4,100	3,984,880
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.357%, 12/15/49(6)	2,770	2,326,665
Series 2016-NXSR, Class D, 4.357%, 12/15/49(1)(6)	3,000	2,391,058
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.848%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	206	201,577
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	120	112,789
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	1,961,937
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(1)(6)	5,276	3,773,539
Series 2014-C25, Class D, 3.948%, 11/15/47(1)(6)	4,400	3,412,535
Series 2015-C29, Class D, 3.697%, 5/15/48(6)	2,000	1,576,436
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.424%, 8/15/46(1)(6)	7,167	5,632,015
Series 2013-C13, Class D, 4.078%, 1/15/46(1)(6)	3,000	3,046,278
Series 2013-C16, Class D, 5.027%, 12/15/46(1)(6)	3,500	3,469,885
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	895,054
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.145%, 7/15/50(1)(6)	2,000	1,970,377
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	3,577	2,901,248
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)	1,600	1,190,272
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	4,489	2,158,973
Series 2017-CLS, Class A, 0.859%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	2,000	2,001,048
Series 2019-BPR, Class C, 3.209%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	1,845	1,357,825
Motel 6 Trust
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,365	2,358,170
RETL Trust
Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	4	3,586
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.569%, 5/10/45(1)(6)	3,000	2,329,390
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.307%, 4/10/46(1)(6)	4,437	3,097,637
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.275%, 7/15/46(1)(6)	3,000	1,426,148
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,158,112
Series 2015-LC22, Class C, 4.537%, 9/15/58(6)	1,250	1,299,249

Security	Principal Amount (000’s omitted)	Value
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$1,850	$1,467,156
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	930,474

Total Commercial Mortgage-Backed Securities (identified cost $88,888,276)		$78,416,117

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Global Services, LLC(8)(9)(10)	31	$456,403

		$456,403

Automotive — 0.0%(7)
Dayco Products, LLC(9)(10)	27,250	$149,875

		$149,875

Business Equipment and Services — 0.0%(7)
Crossmark Holdings, Inc.(9)(10)	4,883	$280,773

		$280,773

Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc.(9)(10)	166,175	$415,438

		$415,438

Electronics/Electrical — 0.3%
Answers Corp.(8)(9)(10)	78,756	$45,678
Software Luxembourg Holding S.A.(9)(10)	22,890	3,891,300

		$3,936,978

Health Care — 0.0%(7)
Akorn Holding Company, LLC, Class A(9)(10)	42,374	$566,752

		$566,752

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., Class A(9)(10)	3,818	$26,726

		$26,726

Oil and Gas — 0.1%
AFG Holdings, Inc.(8)(9)(10)	29,751	$553,071
EP Energy Corp.(9)(10)	4,381	175,240
Fieldwood Energy, Inc.(9)(10)	10,085	1,009
McDermott International, Ltd.(9)(10)	93,940	76,091
Nine Point Energy Holdings, Inc.(8)(10)(11)	29,787	0
RDV Resources, Inc., Class A(8)(9)(10)	27,724	0
Samson Resources II, LLC, Class A(8)(9)(10)	45,294	294,411
Sunrise Oil & Gas, Inc., Class A(9)(10)	15,647	4,694

		$1,104,516

Publishing — 0.2%
ION Media Networks, Inc.(8)(9)(10)	5,187	$3,444,842
Tweddle Group, Inc.(8)(9)(10)	5,433	9,997

		$3,454,839

Security	Shares	Value
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(9)(10)	74,443	$122,831
Cumulus Media, Inc., Class A(9)(10)	50,522	440,552
iHeartMedia, Inc., Class A(9)(10)	31,657	410,908

		$974,291

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC(8)(9)(10)	40,851	$281,463
Phillips Pet Holding Corp.(8)(9)(10)	582	250,956

		$532,419

Utilities — 0.0%(7)
Longview Intermediate Holdings, LLC, Class A(8)(9)(10)	10,730	$86,591

		$86,591

Total Common Stocks (identified cost $12,439,573)		$11,985,601

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 0.1%
Western Digital Corp., 1.50%, 2/1/24	$1,293	$1,291,637

		$1,291,637

Semiconductors & Semiconductor Equipment — 0.1%
ams AG, 0.875%, 9/28/22(12)	$800	$751,424

		$751,424

Total Convertible Bonds (identified cost $1,996,294)		$2,043,061

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(8)(10)(11)	555	$0

Total Convertible Preferred Stocks (identified cost $555,000)		$0

Corporate Bonds & Notes — 51.3%
Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.4%
Bombardier, Inc.
6.125%, 5/15/21(12)	EUR	100	$121,840
6.00%, 10/15/22(1)		1,472	1,448,669
6.125%, 1/15/23(1)		2,227	2,179,119
7.875%, 4/15/27(1)		602	554,424
Howmet Aerospace, Inc.
6.875%, 5/1/25		1,683	1,988,044
Moog, Inc.
4.25%, 12/15/27(1)		955	992,006
Rolls-Royce PLC
5.75%, 10/15/27(1)		1,804	2,000,185
5.75%, 10/15/27(12)	GBP	200	303,585
Spirit AeroSystems, Inc.
7.50%, 4/15/25(1)		741	796,116
TransDigm UK Holdings PLC
6.875%, 5/15/26		725	768,264
TransDigm, Inc.
6.50%, 7/15/24		4,410	4,496,414
6.50%, 5/15/25		185	190,434
6.25%, 3/15/26 (1)		2,408	2,567,542
6.375%, 6/15/26		100	103,687
7.50%, 3/15/27		1,862	1,990,832
5.50%, 11/15/27		2,052	2,160,346

			$22,661,507

Agriculture — 0.0%(7)
Tereos Finance Groupe I S.A.
4.125%, 6/16/23(12)	EUR	100	$120,333

			$120,333

Air Transport — 0.4%
Azul Investments LLP
5.875%, 10/26/24(1)		1,030	$965,120
Delta Air Lines, Inc.
7.375%, 1/15/26		1,266	1,447,077
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.50%, 10/20/25(1)		681	728,129
4.75%, 10/20/28(1)		683	746,057
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 6/20/27(1)		2,418	2,603,884

			$6,490,267

Automotive — 1.6%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(12)	EUR	150	$183,362

Security	Principal Amount* (000’s omitted)		Value
Clarios Global, L.P.
6.75%, 5/15/25(1)		480	$517,954
4.375%, 5/15/26(12)	EUR	300	381,320
6.25%, 5/15/26(1)		1,671	1,794,236
8.50%, 5/15/27(1)		3,233	3,517,696
Cummins, Inc.
1.50%, 9/1/30		1,000	1,007,343
Faurecia S.E.
3.75%, 6/15/28(12)	EUR	260	334,503
Fiat Chrysler Automobiles N.V.
4.50%, 7/7/28(12)	EUR	420	628,282
Ford Motor Co.
8.50%, 4/21/23		2,361	2,665,982
9.00%, 4/22/25		2,833	3,484,972
9.625%, 4/22/30		1,184	1,672,820
7.45%, 7/16/31		993	1,275,384
4.75%, 1/15/43		274	279,823
Frigoglass Finance B.V.
6.875%, 2/12/25(12)	EUR	100	94,555
General Motors Co.
5.00%, 4/1/35		1,495	1,801,688
GKN Holdings, Ltd.
4.625%, 5/12/32(12)	GBP	120	175,319
IAA, Inc.
5.50%, 6/15/27(1)		444	471,473
Jaguar Land Rover Automotive PLC
6.875%, 11/15/26(12)	EUR	100	125,879
Lithia Motors, Inc.
4.625%, 12/15/27(1)		514	543,234
4.375%, 1/15/31(1)		333	357,767
LKQ European Holdings B.V.
3.625%, 4/1/26(12)	EUR	125	156,780
Navistar International Corp.
9.50%, 5/1/25(1)		564	634,148
6.625%, 11/1/25(1)		1,572	1,648,871
RAC Bond Co. PLC
5.00%, 11/6/22(12)	GBP	150	206,384
Renault S.A.
1.25%, 6/24/25(12)	EUR	300	359,396
Volkswagen International Finance N.V.
3.875% to 6/17/29(12)(13)(14)	EUR	200	264,725
ZF North America Capital, Inc.
4.50%, 4/29/22(1)		392	404,132
4.75%, 4/29/25(1)		200	215,772

			$25,203,800

Banks and Thrifts — 1.0%
Banco Comercial Portugues S.A.
4.50% to 12/7/22, 12/7/27(12)(13)	EUR	500	$607,349

Security	Principal Amount* (000’s omitted)		Value
Banco Mercantil del Norte S.A./Grand Cayman
5.75% to 10/4/26, 10/4/31(1)(13)		1,160	$1,251,130
Bank of Montreal
3.803% to 12/15/27, 12/15/32(13)		1,325	1,502,340
BankUnited, Inc.
5.125%, 6/11/30		1,000	1,172,134
BBVA Bancomer S.A.
5.125% to 1/18/28, 1/18/33(1)(13)		1,100	1,186,900
Commonwealth Bank of Australia
3.61% to 9/12/29, 9/12/34(1)(13)		1,500	1,650,189
Danske Bank A/S
1.621% to 9/11/25, 9/11/26(1)(13)		1,086	1,091,893
Deutsche Bank AG/New York, NY
2.222% to 9/18/23, 9/18/24(13)		720	741,126
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,138,569
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	664,270
Nationwide Building Society
4.125% to 10/18/27, 10/18/32(1)(13)		1,280	1,400,549
Synovus Bank/Columbus, GA
4.00% to 10/29/25, 10/29/30(13)		500	529,587
Wells Fargo & Co.
3.584% to 5/22/27, 5/22/28(13)		2,000	2,267,617
Westpac Banking Corp.
2.668% to 11/15/30, 11/15/35(13)		1,033	1,065,447

			$16,269,100

Beverage and Tobacco — 0.2%
Altria Group, Inc.
3.875%, 9/16/46		650	$686,616
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30		1,500	1,738,699
Coca-Cola Co. (The)
2.75%, 6/1/60		500	540,459
Vector Group, Ltd.
6.125%, 2/1/25(1)		500	509,322

			$3,475,096

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
4.75%, 12/15/24(1)		1,071	$1,083,718
Intrum AB
3.50%, 7/15/26(12)	EUR	200	243,108
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(1)		688	781,344

			$2,108,170

Building and Development — 1.6%
ADLER Real Estate AG
1.875%, 4/27/23(12)	EUR	300	$369,244
AT Securities B.V.
5.25% to 7/21/23(12)(13)(14)		250	262,500

Security	Principal Amount* (000’s omitted)		Value
Boise Cascade Co.
4.875%, 7/1/30(1)		707	$766,653
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC
5.75%, 5/15/26(1)		1,592	1,573,612
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
6.25%, 9/15/27(1)		378	402,806
4.875%, 2/15/30(1)		697	721,179
Builders FirstSource, Inc.
6.75%, 6/1/27(1)		852	925,238
5.00%, 3/1/30(1)		510	548,887
CP Atlas Buyer, Inc.
7.00%, 12/1/28(1)		310	322,206
CyrusOne, L.P./CyrusOne Finance Corp.
3.45%, 11/15/29		562	605,507
Empire Communities Corp.
7.00%, 12/15/25(1)		866	914,808
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(1)		1,213	1,286,296
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(1)		2,076	2,133,090
Hillman Group, Inc. (The)
6.375%, 7/15/22(1)		2,695	2,684,260
HT Troplast GmbH
9.25%, 7/15/25(12)	EUR	215	292,796
James Hardie International Finance DAC
3.625%, 10/1/26(12)	EUR	200	252,607
Masonite International Corp.
5.375%, 2/1/28(1)		570	613,001
MDC Holdings, Inc.
6.00%, 1/15/43		425	570,528
Miller Homes Group Holdings PLC
5.50%, 10/15/24(12)	GBP	100	140,887
Shea Homes, L.P./Shea Homes Funding Corp.
4.75%, 2/15/28(1)		1,423	1,475,473
4.75%, 4/1/29 (1)		440	453,200
SRM Escrow Issuer, LLC
6.00%, 11/1/28(1)		1,525	1,599,283
Standard Industries, Inc.
2.25%, 11/21/26(12)	EUR	250	309,524
5.00%, 2/15/27(1)		457	478,422
4.375%, 7/15/30(1)		1,146	1,227,670
Taylor Morrison Communities, Inc.
5.875%, 6/15/27(1)		808	917,565
5.75%, 1/15/28(1)		1,062	1,206,034
5.125%, 8/1/30(1)		685	768,484
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24		280	306,495
5.70%, 6/15/28		385	435,627
White Cap Buyer, LLC
6.875%, 10/15/28(1)		1,083	1,156,779

			$25,720,661

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 1.4%
Adevinta ASA
2.625%, 11/15/25(12)	EUR	166	$207,661
3.00%, 11/15/27(12)	EUR	100	126,713
Allied Universal Holdco, LLC
6.625%, 7/15/26(1)		1,274	1,360,059
9.75%, 7/15/27(1)		845	922,521
EIG Investors Corp.
10.875%, 2/1/24		5,445	5,649,868
Garda World Security Corp.
9.50%, 11/1/27(1)		2,416	2,679,803
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(1)		2,279	2,398,648
7.125%, 7/31/26(12)		350	368,375
Iron Mountain, Inc.
5.00%, 7/15/28(1)		94	99,981
4.50%, 2/15/31(1)		1,431	1,500,761
5.625%, 7/15/32(1)		792	874,261
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		4,075	4,756,788
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 7/30/26(12)	EUR	300	385,324

			$21,330,763

Cable and Satellite Television — 3.0%
Altice France S.A.
7.375%, 5/1/26(1)		1,249	$1,316,134
8.125%, 2/1/27(1)		4,904	5,412,324
5.50%, 1/15/28(1)		841	880,325
5.125%, 1/15/29(1)		686	711,296
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.75%, 2/15/26(1)		1,885	1,947,394
5.00%, 2/1/28(1)		1,755	1,857,668
5.375%, 6/1/29(1)		595	652,947
4.75%, 3/1/30(1)		1,789	1,932,567
4.50%, 8/15/30(1)		1,640	1,742,508
4.25%, 2/1/31(1)		1,739	1,834,836
4.50%, 5/1/32(1)		771	824,176
Charter Communications Operating, LLC/Charter Communications Operating Capital
4.80%, 3/1/50		975	1,165,294
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,910,312
5.875%, 9/15/22		1,085	1,150,778
5.25%, 6/1/24		355	384,918
5.50%, 5/15/26(1)		2,000	2,082,500
7.50%, 4/1/28(1)		619	696,972
6.50%, 2/1/29(1)		543	614,092
5.75%, 1/15/30(1)		5,848	6,418,209
4.625%, 12/1/30(1)		932	974,066
3.375%, 2/15/31(1)		912	896,040

Security	Principal Amount* (000’s omitted)		Value
DISH DBS Corp.
6.75%, 6/1/21		410	$418,696
5.875%, 11/15/24		530	556,500
Radiate Holdco, LLC/Radiate Finance, Inc.
6.50%, 9/15/28(1)		1,165	1,225,434
TEGNA, Inc.
4.75%, 3/15/26(1)		440	470,382
4.625%, 3/15/28(1)		372	381,068
5.00%, 9/15/29		766	809,936
UPC Holding B.V.
5.50%, 1/15/28(1)		593	626,727
UPCB Finance VII, Ltd.
3.625%, 6/15/29(12)	EUR	300	381,246
Virgin Media Finance PLC
5.00%, 7/15/30(1)		946	982,658
Virgin Media Secured Finance PLC
5.50%, 8/15/26(1)		1,163	1,210,247
5.00%, 4/15/27(12)	GBP	100	143,676
Virgin Media Vendor Financing Notes III DAC
4.875%, 7/15/28(12)	GBP	500	700,075
Ziggo B.V.
5.50%, 1/15/27(1)		1,808	1,890,436
4.875%, 1/15/30(1)		802	844,606
Ziggo Bond Co., B.V.
6.00%, 1/15/27(1)		745	788,691
3.375%, 2/28/30(12)	EUR	230	283,473

			$48,119,207

Capital Goods — 0.2%
BWX Technologies, Inc.
5.375%, 7/15/26(1)		1,305	$1,360,215
4.125%, 6/30/28(1)		948	990,067
Valmont Industries, Inc.
5.25%, 10/1/54		610	719,086

			$3,069,368

Chemicals and Plastics — 0.6%
Alpek SAB de CV
4.25%, 9/18/29(1)		610	$669,643
K+S AG
2.625%, 4/6/23(12)	EUR	200	241,251
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(1)		1,800	1,855,908
OCI N.V.
3.125%, 11/1/24(12)	EUR	200	251,996
3.625%, 10/15/25(12)	EUR	100	127,241
SGL Carbon SE
3.00%, 9/20/23(12)	EUR	400	450,826
SPCM S.A.
4.875%, 9/15/25(1)		1,356	1,400,070
2.625%, 2/1/29(12)	EUR	150	188,846
Synthomer PLC
3.875%, 7/1/25(12)	EUR	100	128,426

Security	Principal Amount* (000’s omitted)		Value
Univar Solutions USA, Inc.
5.125%, 12/1/27(1)		360	$380,858
Valvoline, Inc.
4.25%, 2/15/30(1)		790	838,585
3.625%, 6/15/31(1)(15)		802	825,864
W.R. Grace & Co.
4.875%, 6/15/27(1)		1,472	1,562,925
Westlake Chemical Corp.
5.00%, 8/15/46		710	922,722

			$9,845,161

Clothing/Textiles — 0.4%
Hanesbrands Finance Luxembourg SCA
3.50%, 6/15/24(12)	EUR	300	$385,813
PrestigeBidCo GmbH
6.25%, 12/15/23(12)	EUR	265	329,332
PVH Corp.
7.75%, 11/15/23		3,740	4,388,240
William Carter Co. (The)
5.50%, 5/15/25(1)		331	352,138
5.625%, 3/15/27(1)		811	855,098

			$6,310,621

Commercial Services — 0.6%
Abertis Infraestructuras Finance B.V.
3.248% to 11/24/25(12)(13)(14)	EUR	300	$380,880
AMN Healthcare, Inc.
4.625%, 10/1/27(1)		458	480,646
4.00%, 4/15/29(1)		1,029	1,054,725
Autostrade per l’Italia SpA
6.25%, 6/9/22	GBP	250	362,356
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
6.375%, 4/1/24(1)		225	229,922
5.25%, 3/15/25(1)		685	689,709
5.75%, 7/15/27(1)		1,215	1,236,966
Block Financial, LLC
3.875%, 8/15/30		988	1,067,598
Ellaktor Value PLC
6.375%, 12/15/24(1)	EUR	226	259,389
6.375%, 12/15/24(12)	EUR	2,759	3,198,298
Intertrust Group B.V.
3.375%, 11/15/25(12)	EUR	140	175,052
Korn Ferry
4.625%, 12/15/27(1)		355	370,531
Loxam S.A.S.
3.25%, 1/14/25(12)	EUR	200	245,576
Nexi SpA
1.75%, 10/31/24(12)	EUR	200	248,213
Sisal Pay SpA
3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(12)	EUR	110	134,583
Verisure Holding AB
3.50%, 5/15/23(12)	EUR	140	173,708

Security	Principal Amount* (000’s omitted)		Value
Verisure Midholding AB
5.75%, 12/1/23(12)	EUR	200	$248,067

			$10,556,219

Computers — 0.4%
Booz Allen Hamilton, Inc.
3.875%, 9/1/28(1)		1,341	$1,383,744
DXC Technology Co.
4.75%, 4/15/27		1,000	1,145,328
International Business Machines Corp.
2.95%, 5/15/50		500	533,984
Presidio Holdings, Inc.
8.25%, 2/1/28(1)		1,543	1,705,980
Seagate HDD Cayman
3.125%, 7/15/29(1)		865	866,717
5.75%, 12/1/34		995	1,173,866

			$6,809,619

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,587,460
5.00%, 10/1/29(1)		406	437,018
5.50%, 7/15/30(1)		691	745,848
TMS International Holding Corp.
7.25%, 8/15/25(1)		543	553,860

			$5,324,186

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
5.125%, 2/1/28		285	$304,095
4.125%, 10/15/30		302	315,401

			$619,496

Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 8/15/26(12)	EUR	100	$122,664
5.25%, 8/15/27(1)		1,661	1,745,395
Crown Americas, LLC/Crown Americas Capital Corp. V
4.25%, 9/30/26		660	728,657
Crown Americas, LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26		750	780,795
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(1)		38	38,486
Smurfit Kappa Acquisitions ULC
2.375%, 2/1/24 (12)	EUR	200	259,783
2.875%, 1/15/26 (12)	EUR	100	135,384

			$3,811,164

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/28(1)		1,067	$1,148,183

Security	Principal Amount* (000’s omitted)		Value
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26(1)		170	$177,650
7.00%, 12/31/27(1)		312	327,255
Prestige Brands, Inc.
5.125%, 1/15/28(1)		357	381,321

			$2,034,409

Distribution & Wholesale — 0.1%
Parts Europe S.A.
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(12)	EUR	307	$375,501
6.50%, 7/16/25(12)	EUR	100	127,766
Performance Food Group, Inc.
5.50%, 10/15/27(1)		935	988,136
Travis Perkins PLC
4.50%, 9/7/23(12)	GBP	175	255,916
3.75%, 2/17/26(12)	GBP	100	142,408

			$1,889,727

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 7/15/25		459	$549,040
Affiliated Managers Group, Inc.
3.30%, 6/15/30		849	922,935
AG Issuer, LLC
6.25%, 3/1/28(1)		1,117	1,132,359
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(2)(12)	EUR	100	119,123
Barclays PLC
5.088% to 6/20/29, 6/20/30(13)		1,000	1,199,867
BrightSphere Investment Group, Inc.
4.80%, 7/27/26		2,195	2,357,328
Cabot Financial Luxembourg S.A.
7.50%, 10/1/23(12)	GBP	44	61,567
Discover Bank
4.682% to 8/9/23, 8/9/28(13)		1,000	1,063,815
Encore Capital Group, Inc.
5.375%, 2/15/26(12)	GBP	100	139,998
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28 (2)(12)	EUR	600	736,699
Lincoln Financing S.a.r.l.
3.625%, 4/1/24(12)	EUR	145	179,531
Louvre Bidco S.A.S.
6.50%, 9/30/24(12)	EUR	400	504,524
PRA Group, Inc.
7.375%, 9/1/25(1)		1,353	1,472,233
ProGroup AG
3.00%, 3/31/26(12)	EUR	300	372,569
Stifel Financial Corp.
4.00%, 5/15/30		769	879,984
UniCredit SpA
5.861% to 6/19/27, 6/19/32(1)(13)		715	806,393
7.296% to 4/2/29, 4/2/34(1)(13)		500	604,755
Unifin Financiera SAB de CV
7.375%, 2/12/26(1)		620	595,200

Security	Principal Amount* (000’s omitted)		Value
Vivion Investments S.a.r.l.
3.00%, 8/8/24(12)	EUR	3,400	$3,849,358
3.50%, 11/1/25(12)	EUR	200	229,450

			$17,776,728

Drugs — 1.9%
AdaptHealth, LLC
6.125%, 8/1/28(1)		685	$737,231
4.625%, 8/1/29(1)(15)		643	661,486
Bausch Health Americas, Inc.
9.25%, 4/1/26(1)		670	747,921
8.50%, 1/31/27(1)		3,076	3,425,387
Bausch Health Companies, Inc.
7.00%, 3/15/24(1)		3,810	3,923,347
6.125%, 4/15/25(1)		345	355,923
5.50%, 11/1/25(1)		955	990,612
9.00%, 12/15/25(1)		2,340	2,592,615
5.75%, 8/15/27(1)		412	442,643
7.00%, 1/15/28(1)		2,092	2,303,062
5.00%, 1/30/28(1)		1,051	1,084,411
5.00%, 2/15/29(1)		1,549	1,595,586
6.25%, 2/15/29(1)		1,508	1,640,237
7.25%, 5/30/29(1)		544	612,432
5.25%, 2/15/31(1)		885	926,237
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(1)		2,700	2,763,612
5.00%, 7/15/27(1)		656	693,936
2.375%, 3/1/28(12)	EUR	1,274	1,570,094
Jaguar Holding Co. II/PPD Development, L.P.
4.625%, 6/15/25(1)		1,159	1,224,182
5.00%, 6/15/28(1)		1,022	1,092,263
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(12)	EUR	124	151,807

			$29,535,024

Ecological Services and Equipment — 0.6%
Clean Harbors, Inc.
4.875%, 7/15/27(1)		551	$575,795
5.125%, 7/15/29(1)		332	363,684
Covanta Holding Corp.
5.875%, 7/1/25		860	897,535
5.00%, 9/1/30		841	900,869
GFL Environmental, Inc.
3.75%, 8/1/25(1)		776	792,975
8.50%, 5/1/27(1)		2,822	3,137,711
3.50%, 9/1/28(1)		1,499	1,531,168
Waste Pro USA, Inc.
5.50%, 2/15/26(1)		446	457,331

			$8,657,068

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.8%
Consolidated Edison Co. of New York, Inc.
4.125%, 5/15/49		400	$494,935
ContourGlobal Power Holdings S.A.
4.125%, 8/1/25(12)	EUR	200	250,868
Drax Finco PLC
6.625%, 11/1/25(1)		806	845,796
Duke Energy Indiana, LLC
2.75%, 4/1/50		500	520,992
Duquesne Light Holdings, Inc.
2.532%, 10/1/30(1)		992	1,027,692
Edison International
3.55%, 11/15/24		614	661,693
EDP – Energias de Portugal S.A.
4.496% to 1/30/24, 4/30/79(12)(13)	EUR	300	403,456
Liberty Utilities Finance GP 1
2.05%, 9/15/30(1)		526	529,552
Orano S.A.
4.875%, 9/23/24	EUR	200	281,043
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc.
4.50%, 8/15/28(1)		705	745,097
Pike Corp.
5.50%, 9/1/28(1)		890	942,288
Southern California Edison Co.
4.00%, 4/1/47		845	992,579
Southern Co. (The)
4.40%, 7/1/46		971	1,222,498
TenneT Holding B.V.
2.995% to 3/1/24(12)(13)(14)	EUR	350	453,236
Virginia Electric & Power Co.
4.00%, 1/15/43		410	516,131
WESCO Distribution, Inc.
7.125%, 6/15/25(1)		1,024	1,127,583
7.25%, 6/15/28(1)		915	1,041,906

			$12,057,345

Electronics/Electrical — 0.9%
Enel Finance International N.V.
3.625%, 5/25/27(1)		2,310	$2,623,976
Energizer Holdings, Inc.
7.75%, 1/15/27(1)		657	730,666
4.375%, 3/31/29(1)		707	733,173
Engie Energia Chile S.A.
3.40%, 1/28/30(1)		960	1,041,600
Entegris, Inc.
4.625%, 2/10/26(1)		517	537,034
4.375%, 4/15/28(1)		727	776,073
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(1)		1,249	1,316,914
Jabil, Inc.
3.00%, 1/15/31		1,040	1,108,097
LogMeIn, Inc.
5.50%, 9/1/27(1)		662	694,273

Security	Principal Amount* (000’s omitted)		Value
Open Text Corp.
3.875%, 2/15/28(1)		1,009	$1,048,573
Open Text Holdings, Inc.
4.125%, 2/15/30(1)		883	940,960
RWE AG
6.625% to 3/30/26, 7/30/75(12)(13)		266	309,890
Sensata Technologies, Inc.
4.375%, 2/15/30(1)		627	675,984
3.75%, 2/15/31 (1)		680	705,724
SS&C Technologies, Inc.
5.50%, 9/30/27(1)		517	552,813

			$13,795,750

Energy — 0.4%
Empresa Electrica Cochrane SpA
5.50%, 5/14/27(1)		2,013	$2,127,747
Enviva Partners, L.P./Enviva Partners Finance Corp.
6.50%, 1/15/26(1)		1,988	2,115,977
Sunoco, L.P./Sunoco Finance Corp.
5.50%, 2/15/26		412	423,767
4.50%, 5/15/29(1)		884	921,018

			$5,588,509

Engineering & Construction — 0.0%(7)
Weekley Homes, LLC/Weekley Finance Corp.
4.875%, 9/15/28(1)		396	$414,810

			$414,810

Entertainment — 0.7%
Caesars Entertainment, Inc.
6.25%, 7/1/25(1)		2,521	$2,688,029
8.125%, 7/1/27(1)		2,032	2,252,121
CPUK Finance, Ltd.
4.25%, 8/28/22(12)	GBP	52	71,791
4.875%, 2/28/47(12)	GBP	135	184,973
Lions Gate Capital Holdings, LLC
5.875%, 11/1/24(1)		1,034	1,053,279
Live Nation Entertainment, Inc.
4.75%, 10/15/27(1)		1,226	1,260,487
3.75%, 1/15/28(1)(15)		431	436,560
Pinewood Finance Co., Ltd.
3.25%, 9/30/25(12)	GBP	450	629,251
Powdr Corp.
6.00%, 8/1/25(1)		1,040	1,098,500
Six Flags Entertainment Corp.
5.50%, 4/15/27(1)		86	88,473
Speedway Motorsports, LLC/Speedway Funding II, Inc.
4.875%, 11/1/27(1)		871	864,467

			$10,627,931

Equipment Leasing — 0.1%
Ashtead Capital, Inc.
4.125%, 8/15/25(1)		1,425	$1,467,037
4.25%, 11/1/29(1)		526	577,201

			$2,044,238

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.9%
Alpha Holding S.A. de CV
10.00%, 12/19/22(1)		200	$171,750
9.00%, 2/10/25(1)		765	564,953
CIT Group, Inc.
6.125%, 3/9/28		650	795,314
Citigroup, Inc.
3.98% to 3/20/29, 3/20/30(13)		1,700	1,999,691
FCE Bank PLC
1.875%, 6/24/21(12)	EUR	100	122,547
Ford Motor Credit Co., LLC
3.813%, 10/12/21		466	472,116
5.596%, 1/7/22		1,127	1,167,775
1.521%, (3 mo. USD LIBOR + 1.27%), 3/28/22(2)		230	226,107
3.339%, 3/28/22		530	535,963
4.25%, 9/20/22		500	516,900
3.087%, 1/9/23		439	447,481
1.456%, (3 mo. USD LIBOR + 1.24%), 2/15/23(2)		479	462,394
3.37%, 11/17/23		1,030	1,051,671
5.584%, 3/18/24		257	277,560
5.125%, 6/16/25		938	1,021,060
4.271%, 1/9/27		476	499,800
4.125%, 8/17/27		2,739	2,872,526
3.815%, 11/2/27		1,984	2,042,280
4.00%, 11/13/30		995	1,047,914
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		1,606	1,613,588
6.375%, 12/15/25		820	850,340
6.25%, 5/15/26		1,615	1,713,903
5.25%, 5/15/27		1,614	1,734,243
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(13)(14)		3,325	3,734,030
4.60% to 2/1/25(13)(14)		1,674	1,730,498
4.26% to 2/22/47, 2/22/48(13)		1,035	1,355,578
MSCI, Inc.
3.625%, 9/1/30(1)		520	544,294
Synovus Financial Corp.
5.90% to 2/7/24, 2/7/29(13)		1,011	1,090,476

			$30,662,752

Financial Services — 0.4%
Banco BTG Pactual S.A./Cayman Islands
4.50%, 1/10/25(1)		1,100	$1,177,011
Brookfield Finance, Inc.
4.70%, 9/20/47		1,050	1,328,771
Carlyle Finance Subsidiary, LLC
3.50%, 9/19/29(1)		1,000	1,100,086
Debt and Asset Trading Corp.
1.00%, 10/10/25(12)		2,600	2,255,500
Nordea Bank Abp
4.625% to 9/13/28, 9/13/33(1)(13)		1,000	1,161,322

			$7,022,690

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.9%
Chobani, LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28(1)		436	$443,630
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 2/15/28(1)		650	731,100
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(1)		1,046	1,203,172
Kraft Heinz Foods Co.
3.875%, 5/15/27(1)		1,261	1,359,893
4.25%, 3/1/31(1)		1,261	1,406,472
4.625%, 10/1/39(1)		425	475,451
4.375%, 6/1/46		3,059	3,309,803
5.50%, 6/1/50(1)		1,261	1,592,432
Post Holdings, Inc.
5.00%, 8/15/26(1)		1,377	1,424,142
4.625%, 4/15/30(1)		558	587,691
Smithfield Foods, Inc.
2.65%, 10/3/21(1)		550	555,006
Tesco PLC
6.125%, 2/24/22	GBP	200	291,016
United Natural Foods, Inc.
6.75%, 10/15/28(1)		370	387,568

			$13,767,376

Food Service — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
5.75%, 4/15/25(1)		372	$398,624
3.875%, 1/15/28(1)		663	674,450
4.375%, 1/15/28(1)		1,014	1,046,133
4.00%, 10/15/30(1)		2,705	2,746,684
IRB Holding Corp.
7.00%, 6/15/25(1)		451	493,518
6.75%, 2/15/26(1)		448	462,941
US Foods, Inc.
5.875%, 6/15/24(1)		1,995	2,026,172
Yum! Brands, Inc.
7.75%, 4/1/25(1)		304	337,060

			$8,185,582

Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC
5.875%, 2/15/28(1)		1,004	$1,094,239
4.875%, 2/15/30(1)		1,042	1,149,201
Casino Guichard Perrachon S.A.
4.048% to 8/5/21, 8/5/26(12)(16)	EUR	200	217,087
Fresh Market, Inc. (The)
9.75%, 5/1/23(1)		1,174	1,211,680

			$3,672,207

Health Care — 4.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (1)		980	$1,054,407
5.00%, 4/15/29(1)		873	934,110

Security	Principal Amount* (000’s omitted)		Value
Amgen, Inc.
3.375%, 2/21/50		400	$447,350
Anthem, Inc.
3.125%, 5/15/50		500	548,911
Avantor Funding, Inc.
2.625%, 11/1/25(12)	EUR	217	272,223
4.625%, 7/15/28(1)		1,630	1,725,762
Baxter International, Inc.
3.95%, 4/1/30(1)		1,000	1,195,882
Centene Corp.
4.75%, 1/15/25		1,227	1,260,718
5.375%, 6/1/26(1)		2,690	2,840,532
5.375%, 8/15/26(1)		672	711,480
4.25%, 12/15/27		1,795	1,906,855
4.625%, 12/15/29		1,758	1,954,026
3.375%, 2/15/30		3,056	3,219,970
3.00%, 10/15/30		2,345	2,488,397
Charles River Laboratories International, Inc.
5.50%, 4/1/26(1)		545	571,855
4.25%, 5/1/28(1)		502	526,693
CHS/Community Health Systems, Inc.
5.625%, 3/15/27(1)		875	941,938
6.00%, 1/15/29(1)		784	847,904
Emergent BioSolutions, Inc.
3.875%, 8/15/28(1)		1,115	1,156,673
Encompass Health Corp.
4.50%, 2/1/28		998	1,044,597
4.75%, 2/1/30		1,098	1,178,088
4.625%, 4/1/31		787	843,074
Grifols S.A.
3.20%, 5/1/25(12)	EUR	250	309,337
HCA, Inc.
5.00%, 3/15/24		675	759,588
5.875%, 2/15/26		2,705	3,114,131
5.375%, 9/1/26		1,610	1,853,553
5.625%, 9/1/28		1,990	2,354,220
5.875%, 2/1/29		1,076	1,298,415
3.50%, 9/1/30		1,136	1,207,404
Hologic, Inc.
3.25%, 2/15/29(1)		454	462,796
IQVIA, Inc.
3.25%, 3/15/25(12)	EUR	300	371,305
5.00%, 10/15/26(1)		850	891,969
5.00%, 5/15/27(1)		577	614,499
2.25%, 1/15/28(12)	EUR	250	308,925
Legacy LifePoint Health, LLC
6.75%, 4/15/25(1)		731	786,783
4.375%, 2/15/27(1)		1,408	1,432,640
Lifepoint Health, Inc.
5.375%, 1/15/29(1)		557	557,306
Molina Healthcare, Inc.
4.375%, 6/15/28(1)		1,257	1,324,249
3.875%, 11/15/30(1)		863	927,725

Security	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC
5.75%, 11/1/28(1)		4,138	$4,050,067
Prime Healthcare Services, Inc.
7.25%, 11/1/25(1)		1,049	1,116,346
Providence Service Corp. (The)
5.875%, 11/15/25(1)		1,122	1,188,619
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/1/26(1)		1,485	1,639,997
RP Escrow Issuer, LLC
5.25%, 12/15/25(1)		1,167	1,222,047
Syneos Health, Inc.
3.625%, 1/15/29(1)		867	871,023
Synlab Bondco PLC
4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(2)(12)	EUR	100	124,975
Team Health Holdings, Inc.
6.375%, 2/1/25(1)		703	608,095
Teleflex, Inc.
4.625%, 11/15/27		1,055	1,136,261
4.25%, 6/1/28(1)		230	244,088
Tenet Healthcare Corp.
4.625%, 9/1/24(1)		268	276,962
4.875%, 1/1/26(1)		1,607	1,683,091
5.125%, 11/1/27(1)		1,607	1,705,429
4.625%, 6/15/28(1)		377	395,614
6.125%, 10/1/28(1)		276	288,566
Thermo Fisher Scientific, Inc.
4.10%, 8/15/47		400	537,313
UnitedHealth Group, Inc.
3.75%, 10/15/47		650	808,898
Varex Imaging Corp.
7.875%, 10/15/27(1)		546	582,855

			$64,726,536

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$1,047,474

			$1,047,474

Homebuilders/Real Estate — 0.0%(7)
M/I Homes, Inc.
4.95%, 2/1/28		459	$487,309

			$487,309

Industrial Equipment — 0.1%
Colfax Corp.
6.00%, 2/15/24(1)		478	$496,532
6.375%, 2/15/26(1)		780	833,871
Vertical Midco GmbH
4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(12)	EUR	115	142,829

			$1,473,232

Security	Principal Amount* (000’s omitted)		Value
Insurance — 1.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(1)		3,898	$4,177,448
AmWINS Group, Inc.
7.75%, 7/1/26(1)		1,557	1,677,605
AssuredPartners, Inc.
5.625%, 1/15/29(1)		450	470,250
Athene Holding, Ltd.
3.50%, 1/15/31		1,000	1,058,384
Galaxy Finco, Ltd.
9.25%, 7/31/27(12)	GBP	575	819,731
GTCR AP Finance, Inc.
8.00%, 5/15/27(1)		1,078	1,173,349
Hub International, Ltd.
7.00%, 5/1/26(1)		2,618	2,740,509
Kemper Corp.
2.40%, 9/30/30		1,115	1,136,899
MetLife, Inc.
4.05%, 3/1/45		300	384,661
NFP Corp.
6.875%, 8/15/28(1)		1,911	2,042,725
Radian Group, Inc.
4.875%, 3/15/27		1,032	1,135,923
USI, Inc.
6.875%, 5/1/25(1)		3,948	4,058,998

			$20,876,482

Internet Software & Services — 0.9%
Arches Buyer, Inc.
4.25%, 6/1/28(1)		1,268	$1,286,481
6.125%, 12/1/28(1)		886	916,633
Cars.com, Inc.
6.375%, 11/1/28(1)		1,025	1,090,569
CDK Global, Inc.
5.25%, 5/15/29(1)		531	588,805
eDreams ODIGEO S.A.
5.50%, 9/1/23(12)	EUR	200	232,114
Expedia Group, Inc.
6.25%, 5/1/25(1)		487	564,692
7.00%, 5/1/25(1)		243	267,696
Netflix, Inc.
5.50%, 2/15/22		1,825	1,912,828
3.00%, 6/15/25(12)	EUR	100	131,108
4.875%, 4/15/28		1,665	1,880,334
5.875%, 11/15/28		1,810	2,172,968
5.375%, 11/15/29(1)		1,000	1,180,000
3.625%, 6/15/30(12)	EUR	350	487,605
4.875%, 6/15/30(1)		1,300	1,497,438
Science Applications International Corp.
4.875%, 4/1/28(1)		362	384,343

Security	Principal Amount* (000’s omitted)		Value
United Group BV
4.00%, 11/15/27(12)	EUR	200	$244,657

			$14,838,271

Leisure Goods/Activities/Movies — 1.0%
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25(1)		1,249	$889,132
Carnival Corp.
11.50%, 4/1/23(1)		531	614,778
7.625%, 3/1/26(1)		539	588,246
7.625%, 3/1/26(12)	EUR	133	172,748
Carnival PLC
1.00%, 10/28/29	EUR	220	194,074
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,598,619
Explorer II AS
3.375%, 2/24/25	EUR	400	432,464
National CineMedia, LLC
5.875%, 4/15/28(1)		1,303	1,107,550
NCL Corp, Ltd.
3.625%, 12/15/24(1)		1,065	1,013,747
10.25%, 2/1/26(1)		955	1,119,737
5.875%, 3/15/26(1)		662	698,824
Royal Caribbean Cruises, Ltd.
7.50%, 10/15/27		306	334,114
3.70%, 3/15/28		692	614,682
Sabre GLBL, Inc.
9.25%, 4/15/25(1)		483	575,374
Viking Cruises, Ltd.
6.25%, 5/15/25(1)		1,690	1,662,360
5.875%, 9/15/27(1)		3,332	3,264,873
WMG Acquisition Corp.
3.625%, 10/15/26(12)	EUR	165	208,676

			$16,089,998

Lodging and Casinos — 1.7%
Accor S.A.
4.375% to 1/30/24(12)(13)(14)	EUR	300	$366,825
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(1)		3,279	3,318,036
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(1)		2,543	2,399,689
Golden Nugget, Inc.
6.75%, 10/15/24(1)		1,665	1,655,127
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	522,252
4.50%, 9/1/26		895	965,168
5.75%, 2/1/27		573	643,728
MGM Resorts International
7.75%, 3/15/22		2,300	2,453,813
5.75%, 6/15/25		948	1,049,934
4.75%, 10/15/28		1,637	1,757,721

Security	Principal Amount* (000’s omitted)		Value
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc.
8.50%, 11/15/27(1)		797	$854,284
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(1)		3,930	4,143,694
VICI Properties, L.P./VICI Note Co., Inc.
4.25%, 12/1/26(1)		1,653	1,717,012
3.75%, 2/15/27(1)		1,108	1,134,836
4.625%, 12/1/29(1)		1,574	1,686,840
4.125%, 8/15/30(1)		1,108	1,171,023
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(1)		812	838,492

			$26,678,474

Machinery — 0.1%
Flowserve Corp.
3.50%, 10/1/30		244	$260,526
nVent Finance S.a.r.l.
4.55%, 4/15/28		1,500	1,631,037
Sofima Holding SpA
3.75%, 1/15/28(12)	EUR	121	150,170

			$2,041,733

Manufacturing — 0.2%
Novelis Corp.
5.875%, 9/30/26(1)		1,530	$1,600,763
4.75%, 1/30/30(1)		1,068	1,152,628

			$2,753,391

Media — 0.3%
Banijay Group S.A.S.
6.50%, 3/1/26(12)	EUR	150	$184,691
Discovery Communications, LLC
4.65%, 5/15/50		300	375,565
Outfront Media Capital, LLC/Outfront Media Capital Corp.
6.25%, 6/15/25(1)		807	852,898
4.625%, 3/15/30(1)		127	129,970
Scripps Escrow, Inc.
5.875%, 7/15/27(1)		1,036	1,083,604
Scripps Escrow II, Inc.
5.375%, 1/15/31(1)		756	796,431
Tele Columbus AG
3.875%, 5/2/25(12)	EUR	300	369,267
Telenet Finance Luxembourg S.a.r.l.
3.50%, 3/1/28(12)	EUR	200	254,103

			$4,046,529

Metals/Mining — 1.0%
Arconic Corp.
6.125%, 2/15/28(1)		2,573	$2,778,840
Cleveland-Cliffs, Inc.
9.875%, 10/17/25(1)		443	521,633
6.75%, 3/15/26(1)		2,808	3,036,150

Security	Principal Amount* (000’s omitted)		Value
Compass Minerals International, Inc.
6.75%, 12/1/27(1)		3,005	$3,262,859
Constellium N.V.
4.25%, 2/15/26(12)	EUR	150	187,435
5.875%, 2/15/26(1)		837	863,679
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,821	2,270,532
Hudbay Minerals, Inc.
6.125%, 4/1/29(1)		920	993,600
Joseph T. Ryerson & Son, Inc.
8.50%, 8/1/28(1)		1,062	1,204,706

			$15,119,434

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp.
9.50%, 6/1/24(1)		419	$463,475
First Quantum Minerals, Ltd.
7.25%, 4/1/23(1)		1,332	1,374,890
7.50%, 4/1/25(1)		1,615	1,683,637
New Gold, Inc.
6.375%, 5/15/25(1)		671	702,453
7.50%, 7/15/27(1)		1,621	1,796,271

			$6,020,726

Oil and Gas — 5.0%
Aethon III BR, LLC
1.50%, 10/1/25(8)		2,366	$2,340,684
Aker BP ASA
4.75%, 6/15/24(1)		1,106	1,144,483
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		216	233,280
5.50%, 5/20/25		880	976,800
Apache Corp.
4.625%, 11/15/25		605	636,006
4.875%, 11/15/27		755	801,432
4.375%, 10/15/28		767	799,582
4.25%, 1/15/30		1,529	1,608,317
Archrock Partners, L.P./Archrock Partners Finance Corp.
6.25%, 4/1/28(1)		756	788,856
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
7.00%, 11/1/26(1)		1,601	1,535,359
Berry Petroleum Co., LLC
7.00%, 2/15/26(1)		722	616,270
BP Capital Markets America, Inc.
2.772%, 11/10/50		544	538,259
Buckeye Partners, L.P.
4.50%, 3/1/28(1)		921	950,357
Cenovus Energy, Inc.
6.75%, 11/15/39		1,500	1,983,203
5.40%, 6/15/47		633	743,111
Centennial Resource Production, LLC
5.375%, 1/15/26(1)		1,535	1,074,500
6.875%, 4/1/27(1)		2,055	1,480,432

Security	Principal Amount* (000’s omitted)	Value
Chevron Corp.
3.078%, 5/11/50	500	$555,959
CNX Resources Corp.
6.00%, 1/15/29(1)	844	866,248
Continental Resources, Inc.
4.375%, 1/15/28	1,220	1,246,584
5.75%, 1/15/31(1)	1,458	1,621,085
4.90%, 6/1/44	47	46,266
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(1)	3,677	3,757,434
CVR Energy, Inc.
5.75%, 2/15/28(1)	1,497	1,422,150
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp.
7.75%, 12/15/25(1)	1,097	1,165,979
Endeavor Energy Resources, L.P./EER Finance, Inc.
6.625%, 7/15/25(1)	707	757,593
5.50%, 1/30/26(1)	1,045	1,074,286
5.75%, 1/30/28(1)	250	270,050
Energy Transfer Operating, L.P.
Series A, 6.25% to 2/15/23(13)(14)	1,045	833,387
5.875%, 1/15/24	875	983,936
Eni SpA
4.75%, 9/12/28(1)	1,000	1,223,917
EQT Corp.
7.875%, 2/1/25	407	464,039
5.00%, 1/15/29	335	354,035
8.75%, 2/1/30	594	726,907
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(1)(17)	689	126,531
5.625%, 2/1/26(1)(17)	1,821	334,263
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(1)	550	375,380
Gran Tierra Energy, Inc.
7.75%, 5/23/27(1)	405	279,454
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(1)	2,423	1,429,570
Jagged Peak Energy, LLC
5.875%, 5/1/26	507	526,248
Laredo Petroleum, Inc.
9.50%, 1/15/25	414	360,569
10.125%, 1/15/28	622	529,944
Matador Resources Co.
5.875%, 9/15/26	1,543	1,514,069
MEG Energy Corp.
7.125%, 2/1/27(1)	1,300	1,345,500
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(1)	1,915	1,460,187
Nabors Industries, Ltd.
7.25%, 1/15/26(1)	617	433,779
7.50%, 1/15/28(1)	665	457,404
National Oilwell Varco, Inc.
3.60%, 12/1/29	248	259,686
Neptune Energy Bondco PLC

Security	Principal Amount* (000’s omitted)	Value
6.625%, 5/15/25(1)	3,225	$3,198,458
Nine Energy Service, Inc.
8.75%, 11/1/23(1)	500	224,533
Occidental Petroleum Corp.
3.45%, 7/15/24	244	233,630
2.90%, 8/15/24	97	93,508
3.40%, 4/15/26	455	434,652
8.50%, 7/15/27	1,965	2,271,393
3.50%, 8/15/29	599	549,145
8.875%, 7/15/30	1,685	1,980,928
6.625%, 9/1/30	1,511	1,642,835
6.125%, 1/1/31	1,203	1,290,458
6.20%, 3/15/40	480	477,600
4.625%, 6/15/45	499	436,191
4.20%, 3/15/48	931	758,765
4.40%, 8/15/49	748	631,817
Ovintiv Exploration, Inc.
5.625%, 7/1/24	246	264,227
5.375%, 1/1/26	675	724,835
Ovintiv, Inc.
8.125%, 9/15/30	248	303,020
6.50%, 2/1/38	43	48,062
Parsley Energy, LLC/Parsley Finance Corp.
5.375%, 1/15/25(1)	1,240	1,277,541
5.25%, 8/15/25(1)	1,170	1,221,480
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	1,310	1,210,652
Petrobras Global Finance B.V.
6.90%, 3/19/49	850	1,079,500
Petroleos Mexicanos
6.75%, 9/21/47	1,747	1,640,616
Precision Drilling Corp.
7.75%, 12/15/23	216	199,125
5.25%, 11/15/24	303	263,042
7.125%, 1/15/26(1)	500	436,780
Seven Generations Energy, Ltd.
6.875%, 6/30/23(1)	243	246,923
5.375%, 9/30/25(1)	1,710	1,745,252
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(1)	2,715	1,259,081
Shell International Finance B.V.
2.375%, 11/7/29	500	538,038
3.75%, 9/12/46	400	484,421
Southwestern Energy Co.
7.50%, 4/1/26	98	102,949
7.75%, 10/1/27	289	312,575
8.375%, 9/15/28	1,007	1,094,483
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26	985	1,046,164
6.50%, 7/15/27	566	615,525
Tervita Corp.
11.00%, 12/1/25(1)	1,072	1,157,020
Transocean Guardian, Ltd.

Security	Principal Amount* (000’s omitted)		Value
5.875%, 1/15/24(1)		827	$696,579
Transocean Pontus, Ltd.
6.125%, 8/1/25(1)		566	538,987
Transocean Poseidon, Ltd.
6.875%, 2/1/27(1)		386	352,225
Williams Cos., Inc. (The)
5.75%, 6/24/44		790	1,025,310

			$79,161,695

Packaging & Containers — 0.3%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(18)		1,933	$2,065,894
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC
6.00%, 9/15/28(1)		664	683,505
Silgan Holdings, Inc.
2.25%, 6/1/28	EUR	1,070	1,330,002
Smurfit Kappa Treasury ULC
1.50%, 9/15/27(12)	EUR	145	185,733
Trivium Packaging Finance B.V.
3.75%, 8/15/26(12)	EUR	280	352,965
5.50%, 8/15/26(1)		779	825,253

			$5,443,352

Pharmaceuticals — 0.3%
Cheplapharm Arzneimittel GmbH
4.375%, 1/15/28(12)	EUR	218	$273,795
5.50%, 1/15/28(1)		668	698,895
CVS Health Corp.
4.78%, 3/25/38		1,080	1,364,476
Diocle SpA
3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(12)	EUR	126	154,359
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.875%, 9/1/25(1)		1,169	1,278,594
Merck & Co., Inc.
2.45%, 6/24/50		400	414,162
Pfizer, Inc.
2.70%, 5/28/50		500	537,570
Rossini S.a.r.l.
3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(12)	EUR	300	366,037

			$5,087,888

Pipelines — 0.9%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
7.875%, 5/15/26(1)		879	$909,835
5.75%, 3/1/27(1)		1,874	1,844,719
Cheniere Energy Partners, L.P.
4.50%, 10/1/29		1,722	1,824,063
Cheniere Energy, Inc.
4.625%, 10/15/28(1)		1,122	1,179,502
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(1)		1,060	1,051,388
EnLink Midstream, LLC
5.625%, 1/15/28(1)		304	311,291

Security	Principal Amount* (000’s omitted)	Value
5.375%, 6/1/29	653	$636,267
EQM Midstream Partners, L.P.
6.00%, 7/1/25(1)	699	766,279
6.50%, 7/1/27(1)	702	791,470
Genesis Energy, L.P./Genesis Energy Finance Corp.
8.00%, 1/15/27	435	433,913
Kinder Morgan, Inc.
5.05%, 2/15/46	500	612,825
Magellan Midstream Partners, L.P.
4.20%, 10/3/47	300	342,725
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(13)(14)	2,344	1,910,360
TransCanada PipeLines, Ltd.
4.75%, 5/15/38	390	487,988
Western Midstream Operating, L.P.
4.50%, 3/1/28	148	153,920
4.75%, 8/15/28	150	156,375
5.05%, 2/1/30	1,187	1,322,122

		$14,735,042

Private Equity — 0.0%(7)
KKR Group Finance Co. VII, LLC
3.625%, 2/25/50(1)	400	$446,467

		$446,467

Publishing — 0.1%
Nielsen Finance, LLC/Nielsen Finance Co.
5.625%, 10/1/28(1)	447	$486,526
5.875%, 10/1/30(1)	447	506,507

		$993,033

Radio and Television — 1.1%
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	1,554	$1,577,473
5.125%, 8/15/27(1)	740	748,325
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(1)	2,646	2,154,836
iHeartCommunications, Inc.
6.375%, 5/1/26	179	191,901
8.375%, 5/1/27	2,130	2,277,875
Nexstar Broadcasting, Inc.
5.625%, 7/15/27(1)	1,312	1,407,533
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(1)	300	301,595
Sirius XM Radio, Inc.
4.625%, 7/15/24(1)	1,595	1,654,813
5.00%, 8/1/27(1)	1,609	1,711,936
Terrier Media Buyer, Inc.
8.875%, 12/15/27(1)	3,987	4,403,143
Townsquare Media, Inc.
6.875%, 2/1/26(1)(15)	1,135	1,192,062

		$17,621,492

Security	Principal Amount* (000’s omitted)		Value
Real Estate Investment Trusts (REITs) — 0.6%
ADLER Group S.A.
3.25%, 8/5/25(12)	EUR	100	$127,565
Consus Real Estate AG
9.625%, 5/15/24(12)	EUR	250	329,195
Corporate Office Properties, L.P.
2.25%, 3/15/26		292	304,702
HAT Holdings I, LLC/HAT Holdings II, LLC
6.00%, 4/15/25(1)		716	767,015
3.75%, 9/15/30(1)		905	943,462
Newmark Group, Inc.
6.125%, 11/15/23		2,126	2,313,639
Service Properties Trust
7.50%, 9/15/25		993	1,144,920
4.75%, 10/1/26		995	985,050
5.50%, 12/15/27		307	335,814
3.95%, 1/15/28		1,626	1,574,171
4.95%, 10/1/29		158	158,691
WP Carey, Inc.
3.85%, 7/15/29		159	182,825

			$9,167,049

Retail — 0.4%
Dufry One B.V.
2.00%, 2/15/27(12)	EUR	200	$229,976
eG Global Finance PLC
6.25%, 10/30/25(12)	EUR	300	378,479
Ferrellgas, L.P./Ferrellgas Finance Corp.
10.00%, 4/15/25(1)		1,215	1,344,725
Group 1 Automotive, Inc.
4.00%, 8/15/28(1)		895	923,667
Ken Garff Automotive, LLC
4.875%, 9/15/28(1)		957	997,074
Penske Automotive Group, Inc.
3.50%, 9/1/25		1,110	1,129,425
Stonegate Pub Co. Financing 2019 PLC
8.25%, 7/31/25(12)	GBP	100	138,938
Walmart, Inc.
2.95%, 9/24/49		500	576,523

			$5,718,807

Retailers (Except Food and Drug) — 0.8%
Academy, Ltd.
6.00%, 11/15/27(1)		971	$1,019,550
Asbury Automotive Group, Inc.
4.50%, 3/1/28		312	326,820
4.75%, 3/1/30		410	440,238
Burlington Coat Factory Warehouse Corp.
6.25%, 4/15/25(1)		1,000	1,063,750
Dave & Buster’s, Inc.
7.625%, 11/1/25(1)		1,882	1,985,510

Security	Principal Amount* (000’s omitted)		Value
L Brands, Inc.
6.875%, 7/1/25(1)		451	$490,368
9.375%, 7/1/25(1)		316	389,075
6.625%, 10/1/30(1)		884	985,107
6.875%, 11/1/35		1,651	1,856,343
6.75%, 7/1/36		437	487,692
7.60%, 7/15/37		254	273,050
Macy’s Retail Holdings, LLC
4.30%, 2/15/43		1,252	905,822
Murphy Oil USA, Inc.
5.625%, 5/1/27		560	594,194
4.75%, 9/15/29		728	776,095
Nordstrom, Inc.
4.375%, 4/1/30		158	155,933
5.00%, 1/15/44		775	727,682

			$12,477,229

Semiconductors & Semiconductor Equipment — 0.2%
ON Semiconductor Corp.
3.875%, 9/1/28(1)		1,544	$1,596,110
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(1)		1,588	1,653,505

			$3,249,615

Software and Services — 0.4%
Black Knight InfoServ, LLC
3.625%, 9/1/28(1)		752	$770,800
Gartner, Inc.
4.50%, 7/1/28(1)		908	959,075
3.75%, 10/1/30(1)		660	693,825
Microsoft Corp.
2.525%, 6/1/50		750	790,951
Oracle Corp.
2.95%, 4/1/30		1,500	1,677,653
Rackspace Technology Global, Inc.
5.375%, 12/1/28(1)		1,500	1,574,362

			$6,466,666

Steel — 0.6%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$242,695
Allegheny Technologies, Inc.
7.875%, 8/15/23		4,801	5,266,433
5.875%, 12/1/27		434	457,599
Big River Steel, LLC/BRS Finance Corp.
6.625%, 1/31/29(1)		1,433	1,550,327
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(1)		2,494	2,534,527
thyssenkrupp AG
2.875%, 2/22/24(12)	EUR	100	123,474

			$10,175,055

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.4%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(12)	GBP	325	$448,549
CMA CGM S.A.
5.25%, 1/15/25(12)	EUR	185	226,050
Moto Finance PLC
4.50%, 10/1/22(12)	GBP	250	333,995
XPO Logistics, Inc.
6.50%, 6/15/22(1)		2,276	2,287,665
6.125%, 9/1/23(1)		2,221	2,264,032

			$5,560,291

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(1)		66	$66,201
7.125%, 6/15/24(1)		2,440	2,533,025
5.85%, 7/15/25(1)		504	605,801
6.02%, 6/15/26(1)		1,945	2,375,938
6.10%, 7/15/27(1)		1,016	1,263,443
6.20%, 7/15/30(1)		507	659,715
Western Union Co. (The)
6.20%, 11/17/36		872	1,109,223

			$8,613,346

Telecommunications — 3.0%
Altice Financing S.A.
2.25%, 1/15/25(12)	EUR	100	$118,286
Altice Finco S.A.
4.75%, 1/15/28(12)	EUR	716	849,987
Altice France Holding S.A.
10.50%, 5/15/27(1)		1,599	1,797,876
4.00%, 2/15/28(12)	EUR	1,108	1,294,369
6.00%, 2/15/28(1)		719	729,487
AT&T, Inc.
3.55%, 9/15/55(1)		1,589	1,583,688
CenturyLink, Inc.
7.50%, 4/1/24		47	53,286
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(1)		2,698	2,909,982
DKT Finance ApS
9.375%, 6/17/23(1)		201	208,525
eircom Finance DAC
3.50%, 5/15/26(12)	EUR	200	249,998
Equinix, Inc.
2.875%, 2/1/26	EUR	220	273,587
Hughes Satellite Systems Corp.
5.25%, 8/1/26		1,245	1,378,601
6.625%, 8/1/26		770	873,973
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,215,065
Lorca Telecom Bondco S.A.U.
4.00%, 9/18/27(12)	EUR	135	174,059

Security	Principal Amount* (000’s omitted)		Value
Matterhorn Telecom S.A.
3.125%, 9/15/26(12)	EUR	200	$242,985
PLT VII Finance S.a.r.l.
4.625%, 1/5/26(12)	EUR	200	254,445
SBA Communications Corp.
4.00%, 10/1/22		1,020	1,032,113
4.875%, 9/1/24		460	472,411
SoftBank Group Corp.
4.00%, 4/20/23(12)	EUR	200	255,606
3.125%, 9/19/25(12)	EUR	250	314,346
Sprint Capital Corp.
6.875%, 11/15/28		840	1,109,098
Sprint Communications, Inc.
6.00%, 11/15/22		365	395,569
Sprint Corp.
7.25%, 9/15/21		3,265	3,401,314
7.875%, 9/15/23		9,822	11,384,189
7.625%, 2/15/25		1,785	2,137,912
7.625%, 3/1/26		993	1,234,011
Summer (BC) Holdco A S.a.r.l.
9.25%, 10/31/27(12)	EUR	180	233,341
Summer (BC) Holdco B S.a.r.l.
5.75%, 10/31/26(12)	EUR	150	193,803
T-Mobile USA, Inc.
6.50%, 1/15/26		595	616,569
4.50%, 2/1/26		980	1,003,726
4.75%, 2/1/28		1,045	1,124,566
3.875%, 4/15/30(1)		1,000	1,159,260
Telecom Italia Capital S.A.
6.00%, 9/30/34		1,271	1,551,370
Telecom Italia Finance S.A.
7.75%, 1/24/33	EUR	185	334,394
Telecom Italia SpA
2.50%, 7/19/23(12)	EUR	400	512,238
5.303%, 5/30/24(1)		1,118	1,217,530
2.75%, 4/15/25(12)	EUR	256	328,415
3.00%, 9/30/25(12)	EUR	140	182,813
ViaSat, Inc.
5.625%, 4/15/27(1)		796	837,293
Vmed O2 UK Financing I PLC
3.25%, 1/31/31(12)	EUR	400	503,819
4.25%, 1/31/31(1)		474	485,442
Vodafone Group PLC
4.875% to 7/3/25, 10/3/78(12)(13)	GBP	350	524,214
VTR Comunicaciones SpA
5.125%, 1/15/28(1)		590	629,294

			$48,382,855

Transportation — 0.4%
A.P. Moller – Maersk A/S
4.50%, 6/20/29(1)		1,000	$1,173,144
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(1)		716	739,718

Security	Principal Amount* (000’s omitted)		Value
FedEx Corp.
4.10%, 2/1/45		500	$591,380
Watco Cos., LLC/Watco Finance Corp.
6.50%, 6/15/27(1)		1,900	2,060,312
XPO CNW, Inc.
6.70%, 5/1/34		1,000	1,193,368

			$5,757,922

Utilities — 1.1%
AES Corp. (The)
2.45%, 1/15/31(1)		556	$563,663
Calpine Corp.
5.25%, 6/1/26(1)		697	722,092
4.50%, 2/15/28(1)		1,073	1,117,530
5.125%, 3/15/28(1)		1,511	1,591,665
4.625%, 2/1/29(1)		680	700,250
5.00%, 2/1/31(1)		910	952,315
ENERGO-PRO AS
4.50%, 5/4/24(12)	EUR	450	537,109
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(1)		60	64,275
4.50%, 9/15/27(1)		851	954,626
NRG Energy, Inc.
7.25%, 5/15/26		1,278	1,350,207
5.75%, 1/15/28		1,455	1,592,316
3.375%, 2/15/29(1)		664	681,048
5.25%, 6/15/29(1)		673	741,858
3.625%, 2/15/31(1)		1,107	1,140,957
TerraForm Power Operating, LLC
4.25%, 1/31/23(1)		655	678,334
5.00%, 1/31/28(1)		1,497	1,684,911
Vistra Operations Co., LLC
5.00%, 7/31/27(1)		1,278	1,355,958
4.30%, 7/15/29(1)		202	229,348

			$16,658,462

Total Corporate Bonds & Notes (identified cost $772,681,999)			$817,492,739

Foreign Government Securities — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
Republic of Argentina
0.125% to 1/29/21, 7/9/35(16)		2,741	$1,005,796
0.125% to 1/29/21, 7/9/41(16)		750	284,441

Total Argentina			$1,290,237

Security	Principal Amount* (000’s omitted)		Value
Bahrain — 0.4%
CBB International Sukuk Programme Co.
6.25%, 11/14/24(12)		665	$734,762
Kingdom of Bahrain
6.75%, 9/20/29(12)		1,040	1,197,935
7.00%, 1/26/26(12)		402	469,036
7.00%, 10/12/28(12)		728	845,061
7.375%, 5/14/30(12)		2,804	3,339,775

Total Bahrain			$6,586,569

Barbados — 0.2%
Government of Barbados
6.50%, 10/1/29(1)		3,080	$3,133,595

Total Barbados			$3,133,595

Belarus — 0.2%
Republic of Belarus
5.875%, 2/24/26(12)		440	$452,544
6.875%, 2/28/23(12)		2,615	2,740,873

Total Belarus			$3,193,417

Benin — 0.2%
Benin Government International Bond
5.75%, 3/26/26(12)	EUR	1,928	$2,494,424

Total Benin			$2,494,424

Brazil — 0.1%
Federative Republic of Brazil
4.625%, 1/13/28		1,850	$2,076,061

Total Brazil			$2,076,061

Colombia — 0.2%
Republic of Colombia
4.50%, 3/15/29		1,550	$1,797,705
6.125%, 1/18/41		1,000	1,345,000

Total Colombia			$3,142,705

Dominican Republic — 0.4%
Dominican Republic
4.50%, 1/30/30(12)		2,600	$2,830,750
5.875%, 1/30/60(12)		1,470	1,624,350
6.85%, 1/27/45(12)		436	533,555
7.45%, 4/30/44(12)		868	1,125,145

Total Dominican Republic			$6,113,800

Ecuador — 0.2%
Republic of Ecuador
0.50% to 7/31/21, 7/31/30(12)(16)		1,557	$1,002,054
0.50% to 7/31/21, 7/31/40(12)(16)		1,708	875,182
0.50%, 7/31/40(12)		2319	956, 710

Total Ecuador			$2,833,946

Security	Principal Amount* (000’s omitted)		Value
Egypt — 0.5%
Arab Republic of Egypt
8.15%, 11/20/59(12)		2,338	$2,579,095
8.50%, 1/31/47(12)		3,343	3,799,737
8.70%, 3/1/49(12)		1,463	1,696,166
8.875%, 5/29/50(12)		355	417,579

Total Egypt			$8,492,577

Gabon — 0.0%(7)
Republic of Gabon
6.625%, 2/6/31(12)		494	$511,318

Total Gabon			$511,318

Ivory Coast — 0.2%
Ivory Coast Government International Bond
4.875%, 1/30/32(12)	EUR	433	$545,309
5.25%, 3/22/30(12)	EUR	709	931,512
6.625%, 3/22/48(12)	EUR	897	1,217,570
6.875%, 10/17/40(12)	EUR	402	560,137

Total Ivory Coast			$3,254,528

Jamaica — 0.2%
Jamaica Government International Bond
7.875%, 7/28/45		1,928	$2,771,500

Total Jamaica			$2,771,500

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/47(12)		2,600	$3,039,508

Total Jordan			$3,039,508

Lebanon — 0.0%(7)
Lebanese Republic
6.25%, 11/4/24(12)(17)		16	$2,315
6.25%, 6/12/25(12)(17)		287	42,614
6.40%, 5/26/23(17)		13	1,829
6.65%, 4/22/24(12)(17)		715	98,312
6.65%, 11/3/28(12)(17)		207	29,185
6.75%, 11/29/27(12)(17)		4	570
6.85%, 3/23/27(12)(17)		412	58,389
6.85%, 5/25/29(17)		8	1,132
7.00%, 3/20/28(12)(17)		466	65,175
7.05%, 11/2/35(12)(17)		86	12,364
7.15%, 11/20/31(12)(17)		451	64,258
8.20%, 5/17/33(17)		156	21,060
8.25%, 5/17/34(17)		129	17,927

Total Lebanon			$415,130

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.0%(7)
Mongolia Government International Bond
5.125%, 4/7/26(12)		200	$216,248

Total Mongolia			$216,248

Philippines — 0.2%
Republic of the Philippines
2.95%, 5/5/45		2,898	$3,066,400

Total Philippines			$3,066,400

Romania — 0.6%
Romania Government International Bond
2.625%, 12/2/40(12)	EUR	101	$131,826
3.375%, 1/28/50(12)	EUR	2,768	3,899,733
3.624%, 5/26/30(12)	EUR	610	890,958
4.625%, 4/3/49(12)	EUR	2,495	4,127,061

Total Romania			$9,049,578

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(12)		1,232	$1,176,875

Total Seychelles			$1,176,875

Suriname — 0.1%
Republic of Suriname
9.25%, 10/26/26(12)		3,121	$2,003,058

Total Suriname			$2,003,058

Turkey — 0.1%
Republic of Turkey
6.75%, 5/30/40		630	$673,076
7.625%, 4/26/29		500	578,306

Total Turkey			$1,251,382

Ukraine — 0.7%
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(1)(12)(19)		1,697	$1,754,520
9.75%, 11/1/28(12)		7,659	9,444,696

Total Ukraine			$11,199,216

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
3.125%, 9/30/49(12)		2,300	$2,469,912

Total United Arab Emirates			$2,469,912

Zambia — 0.0%(7)
Republic of Zambia
5.375%, 9/20/22(12)		402	$211,156
8.50%, 4/14/24(12)		206	111,370
8.97%, 7/30/27(12)		200	106,003

Total Zambia			$428,529

Total Foreign Government Securities (identified cost $73,670,106)			$80,210,513

Mortgage Pass-Throughs — 16.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, with maturity at 2050	$29,625	$31,327,182
3.00%, with various maturities to 2050	20,587	21,733,623
4.50%, with various maturities to 2048	803	851,475
5.50%, with maturity at 2032	381	432,562
6.50%, with various maturities to 2036	3,094	3,520,218
7.00%, with various maturities to 2036	2,848	3,261,133
7.13%, with maturity at 2023	20	19,889
7.50%, with various maturities to 2035	1,847	2,050,101
7.65%, with maturity at 2022	3	2,731
8.00%, with various maturities to 2030	456	469,141
8.50%, with various maturities to 2022	54	56,715
9.00%, with various maturities to 2031	30	32,920
9.50%, with various maturities to 2025	1	1,025

		$63,758,715

Federal National Mortgage Association:
30-Year, 2.00%, TBA(20)	$40,000	$41,587,314
1.963%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(21)	728	755,495
2.664%, (COF + 1.25%), with maturity at 2036(21)	647	664,871
2.825%, (1 yr. CMT + 2.265%), with maturity at 2036(21)	4,782	5,023,226
3.00%, with maturity at 2050	18,790	19,786,975
4.50%, with maturity at 2042	5,765	6,440,158
5.00%, with various maturities to 2040	5,631	6,453,947
5.50%, with various maturities to 2033	566	650,211
6.00%, with various maturities to 2029	813	867,991
6.332%, (COF + 2.00%, Floor 6.332%), with maturity at 2032(21)	1,214	1,343,690
6.50%, with various maturities to 2036	12,539	14,291,735
6.75%, with maturity at 2023	18	19,240
7.00%, with various maturities to 2037	3,195	3,646,241
7.50%, with various maturities to 2035	1,516	1,756,989
7.891%, with maturity at 2027(6)	127	138,465
8.00%, with various maturities to 2027	192	207,562
8.203%, with maturity at 2028(6)	27	29,920
8.23%, with maturity at 2024(6)	6	5,999
8.275%, with maturity at 2029(6)	30	32,903
8.29%, with maturity at 2027(6)	45	49,920
8.50%, with various maturities to 2037	455	514,915
9.00%, with various maturities to 2032	467	515,511
9.126%, with maturity at 2025(6)	2	1,625
9.50%, with various maturities to 2030	88	97,956
9.819%, with maturity at 2048	1,358	1,654,170

		$106,537,029

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
3.00%, with maturity at 2050	$83,796	$88,193,065
4.00%, with maturity at 2049	1,304	1,399,199
4.50%, with maturity at 2047	2,944	3,282,327
6.00%, with maturity at 2024	201	211,299
6.50%, with maturity at 2024	1,093	1,156,601
7.00%, with maturity at 2026	123	134,903
7.50%, with various maturities to 2032	2,195	2,418,376
8.00%, with various maturities to 2034	1,798	2,027,655
8.50%, with maturity at 2022	12	12,527
9.00%, with various maturities to 2025	234	254,299
9.50%, with various maturities to 2021	4	3,728

		$99,093,979

Total Mortgage Pass-Throughs (identified cost $265,283,161)		$269,389,723

Preferred Stocks — 0.2%

Security	Shares	Value
Building and Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%(9)	40,000	$856,000

		$856,000

Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(9)(10)	25,199	$1,385,971

		$1,385,971

Financial Services — 0.0%(7)
DBI Investors, Inc., Series A-1(8)(9)(10)	1,932	$155,198

		$155,198

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., 15.00%, (PIK)(9)(10)	1,803	$85,192

		$85,192

Pipelines — 0.0%(7)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(13)	31,500	$566,370

		$566,370

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC, Series A, 8.00% (PIK)(8)(9)(10)	1,136	$90,880
David’s Bridal, LLC, Series B, 10.00% (PIK)(8)(9)(10)	4,631	374,926

		$465,806

Security	Shares		Value
Telecommunications — 0.0%(7)
United States Cellular Corp., 6.25%(9)		18,950	$503,122

			$503,122

Total Preferred Stocks (identified cost $3,900,629)			$4,017,659

Senior Floating-Rate Loans — 48.4%(22)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.1%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	204	$232,072
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	796	905,080
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	1,000	1,221,841
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027		744	745,073
Dynasty Acquisition Co., Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		354	338,770
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		659	630,112
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(23)		172	170,592
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(8)		223	177,373
Spirit Aerosystems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025		400	405,250
TransDigm, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,364	1,341,099
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		5,488	5,391,994
WP CPP Holdings, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025		6,603	6,205,173

			$17,764,429

Air Transport — 0.2%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		390	$402,258
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		750	782,864
SkyMiles IP, Ltd.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		1,950	2,025,806

			$3,210,928

Automotive — 1.2%
Adient US, LLC
Term Loan, 4.41%, (USD LIBOR + 4.25%), Maturing May 6, 2024(24)		714	$715,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,414	$2,385,663
Autokiniton US Holdings, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		829	824,606
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		1,739	1,014,019
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(24)		1,455	1,396,800
Clarios Global, L.P.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	1,450	1,768,596
Dayco Products, LLC
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,158	895,520
Garrett LX III S.a.r.l.
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		295	290,697
Garrett Motion, Inc.
DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021		62	62,452
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		581	579,774
Les Schwab Tire Centers
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		2,525	2,528,156
Tenneco, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,700	3,623,967
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,085	1,086,005
TI Group Automotive Systems, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024		1,341	1,343,996
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	903	1,113,704

			$19,629,330

Brokerage/Securities Dealers/Investment Houses — 0.2%
Advisor Group, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		1,163	$1,158,161
Clipper Acquisitions Corp.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,237	1,227,474

			$2,385,635

Building and Development — 1.7%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		393	$404,030
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		206	205,936
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,419	2,400,221
American Residential Services, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		575	574,641

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
APi Group DE, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,510	$1,506,919
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		300	300,188
Beacon Roofing Supply, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		632	628,833
Brookfield Property REIT, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,002	953,844
Core & Main L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		1,169	1,167,221
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		976	978,480
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,783	5,677,744
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	1,000	1,226,231
Quikrete Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,975	2,964,431
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		2,193	2,193,432
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		894	881,686
Werner FinCo L.P.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,017	1,016,542
White Cap Buyer, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		2,100	2,102,625
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		1,335	1,279,943
Term Loan—Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		1,425	1,182,750

			$27,645,697

Business Equipment and Services — 4.4%
Adevinta ASA
Term Loan, Maturing October 13, 2027(25)		300	$300,563
Term Loan, Maturing October 13, 2027(25)	EUR	2,000	2,455,517
Adtalem Global Education, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		414	411,785
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		796	863,660
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	1,749	2,134,605
Allied Universal Holdco, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,747	2,740,874
Amentum Government Services Holdings, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027		1,020	1,018,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AppLovin Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		2,256	$2,253,603
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		670	669,833
ASGN Incorporated
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		313	313,598
Asplundh Tree Expert, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		1,122	1,126,997
BidFair MergeRight, Inc
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		643	647,325
Bracket Intermediate Holding Corp.
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		929	919,339
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		579	566,374
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026		1,832	1,825,548
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026		1,075	1,074,776
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027		547	548,481
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024		1,919	1,917,467
Ceridian HCM Holding, Inc.
Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		1,515	1,498,395
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		260	240,408
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		1,965	1,971,266
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(24)		1,386	1,380,616
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		3,033	3,035,155
Garda World Security Corporation
Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		859	861,516
Greeneden U.S. Holdings II, LLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 1, 2027	EUR	750	918,385
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027		825	827,965
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		2,880	2,879,234
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027		798	799,496
IRI Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		9,957	9,882,552

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Iron Mountain, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		900	$894,315
Ivanti Software, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027		2,500	2,500,780
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		642	630,910
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,271	2,166,911
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		425	399,500
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	1,000	1,208,416
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		348	343,464
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,998	1,782,994
Packaging Coordinators Midco, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 25, 2027		1,100	1,102,750
PGX Holdings, Inc.
Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		1,289	1,039,910
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(24)		1,544	1,549,569
Rockwood Service Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		496	496,560
SMG US Midco 2, Inc.
Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing January 23, 2025(24)		243	229,794
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	1,000	1,204,089
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,828	3,813,964
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	826	1,000,364
Tempo Acquisition, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		850	845,647
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		599	589,645
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		341	329,573
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		1,188	1,154,830
Zephyr Bidco Limited
Term Loan, 4.52%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	775	1,043,254

			$70,411,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.9%
CSC Holdings, LLC
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,923	$3,879,858
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,056	1,041,476
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,348	1,339,543
Numericable Group S.A.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,075	2,036,496
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	507	609,580
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	3,750	4,579,145
UPC Broadband Holding B.V.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	892,406
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	500	613,933
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	500	613,933
Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		1,825	1,829,106
Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		1,825	1,829,106
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	1,500	1,826,749
Virgin Media Bristol, LLC
Term Loan, Maturing January 31, 2029(25)		1,150	1,150,359
Virgin Media SFA Finance Limited
Term Loan, 3.28%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	1,500	2,009,859
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,300	1,588,542
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	3,750	4,579,396

			$30,419,487

Chemicals and Plastics — 2.1%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		669	$667,564
Aruba Investments, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing October 28, 2027	EUR	1,000	1,221,650
Caldic B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	1,000	1,203,325
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		1,914	1,926,945
Ferro Corporation
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		337	334,761
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		344	342,038
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		481	478,594
Flint Group GmbH
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		187	176,178
Flint Group US, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		1,130	1,065,729
Hexion, Inc.
Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		763	761,944
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,075	1,313,274

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
INEOS Enterprises Holdings II Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing August 28, 2026	EUR	200	$243,458
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		223	223,030
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	1,221	1,474,881
INEOS Styrolution Group GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing January 29, 2027	EUR	1,000	1,216,741
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	1,000	1,219,687
Messer Industries GmbH
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,597	1,586,833
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(24)		922	922,692
Momentive Performance Materials, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		468	462,757
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	955	1,166,415
Term Loan, 2.25%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		699	691,712
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		2,664	2,503,766
PQ Corporation
Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		1,173	1,168,657
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		1,449	1,451,052
Pregis TopCo Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		644	641,623
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		945	918,989
Starfruit Finco B.V.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,919	2,891,222
Tronox Finance, LLC
Term Loan, 3.20%, (USD LIBOR + 3.00%), Maturing September 23, 2024(24)		2,832	2,822,685
Univar, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,089	2,084,211
Venator Materials Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		411	406,048

			$33,588,461

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (1 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,285	$1,545,746

			$1,545,746

Containers and Glass Products — 1.0%
Berry Global, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		497	$497,434

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		985	$981,922
BWAY Holding Company
Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,544	2,467,741
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(24)		1,457	1,452,569
Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025		1,515	1,501,432
Libbey Glass, Inc.
Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing November 12, 2025		4,937	4,739,214
Reynolds Consumer Products, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		2,279	2,268,545
Reynolds Group Holdings, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026		1,375	1,368,554
Trident TPI Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		826	818,697

			$16,096,108

Drugs — 2.1%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	500	$614,833
Akorn, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		498	500,628
Albany Molecular Research, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024		250	252,031
Alkermes, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		1,107	1,106,772
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,655	3,571,423
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,289	1,250,027
Bausch Health Companies, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		4,699	4,686,682
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		835	837,213
Elanco Animal Health Incorporated
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		1,802	1,789,147
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		5,235	5,171,319
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		654	652,018
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		6,247	6,249,519
Mallinckrodt International Finance S.A.
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		3,648	3,447,387

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		2,092	$1,974,085
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	625	757,327
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,211,724

			$34,072,135

Ecological Services and Equipment — 0.4%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		5,217	$5,158,178
Patriot Container Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		146	143,687
US Ecology Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		272	272,590

			$5,574,455

Electronics/Electrical — 8.0%
Allegro Microsystems, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 30, 2027		42	$42,255
Applied Systems, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024		3,055	3,058,662
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		475	478,859
Aptean, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		738	729,130
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,450	1,501,910
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		769	776,879
Avast Software B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing September 29, 2023	EUR	1,978	2,427,016
Banff Merger Sub, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		2,965	2,958,571
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	294	360,886
Barracuda Networks, Inc.
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		400	405,000
Buzz Merger Sub, Ltd.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		571	571,044
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		224	224,718
Cambium Learning Group, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		848	845,364
Castle US Holding Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		1,053	1,035,204
Celestica, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		263	260,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CentralSquare Technologies, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		882	$824,670
Cohu, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		806	798,029
CommScope, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,802	1,794,143
Cornerstone OnDemand, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		1,635	1,647,784
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		660	651,412
Delta TopCo, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027		1,400	1,402,625
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), Maturing December 1, 2028		1,950	1,974,375
ECI Macola/Max Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027		1,075	1,073,656
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		1,837	1,850,393
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		792	797,903
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		509	504,158
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		3,024	2,969,192
Fiserv Investment Solutions, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		522	527,490
GlobalLogic Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		450	447,455
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027		748	749,060
Go Daddy Operating Company, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027		1,095	1,101,568
Hyland Software, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024		7,747	7,770,979
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	3,474	4,218,508
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,707	5,678,341
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(26)		500	510,625
LogMeIn, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		1,475	1,472,234
MA FinanceCo., LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		533	527,028

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	994	$1,222,741
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,789	1,807,383
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,451	1,422,650
Marcel LUX IV S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	1,500	1,832,475
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 31, 2027		425	426,594
Milano Acquisition Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		2,800	2,807,000
Mirion Technologies, Inc.
Term Loan, 4.26%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		442	442,618
NCR Corporation
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		938	926,399
Recorded Books, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		235	235,084
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), Maturing August 29, 2025		1,425	1,426,781
Redstone Buyer, LLC
Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		1,525	1,534,531
Refinitiv US Holdings, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,201	1,200,219
Renaissance Holding Corp.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,268	1,248,751
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	198,750
Riverbed Technology, Inc.
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.50% cash, 4.50% PIK, Maturing December 31, 2026		1,546	1,781,210
Seattle Spinco, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,602	3,559,149
SkillSoft Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024		740	758,211
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025		2,444	2,450,128
SolarWinds Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		1,164	1,116,713
Solera, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		848	843,393
Sophia L.P.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027		400	401,250
Sparta Systems, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024		4,431	4,375,225

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		1,071	$1,060,694
SS&C Technologies, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		1,384	1,370,802
STG-Fairway Holdings, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027		423	417,325
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		717	714,593
Syncsort Incorporated
Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		2,564	2,564,471
Tech Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025		1,122	1,132,007
Tibco Software, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026		5,096	5,041,705
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028		475	481,531
TTM Technologies, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		150	149,623
Uber Technologies, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		3,495	3,493,316
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		7,712	7,762,180
Ultimate Software Group, Inc. (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,703	1,705,141
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		3,940	3,968,198
Ultra Clean Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		740	737,641
Verifone Systems, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,251	1,213,329
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		2,469	2,466,756
Term Loan, Maturing September 1, 2025(25)	EUR	1,000	1,227,104
VS Buyer, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,092	1,088,565
Vungle, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		4,493	4,512,782

			$128,093,003

Equipment Leasing — 0.2%
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	750	$919,444
Delos Finance S.a.r.l.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		2,293	2,292,500

			$3,211,944

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.5%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		443	$427,736
Aretec Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,360	2,316,573
Citco Funding, LLC
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,924	3,912,169
Claros Mortgage Trust, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026		591	594,934
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(17)		3,264	1,036,423
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		267	268,106
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	918,338
FinCo I, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		864	864,153
Focus Financial Partners, LLC
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,984	2,969,788
Franklin Square Holdings, L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		538	535,608
Greenhill & Co., Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,068	1,059,783
GreenSky Holdings, LLC
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,507	1,484,764
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		2,684	2,688,187
Harbourvest Partners, LLC
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		988	980,715
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,222,318
Starwood Property Trust, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		518	513,253
Victory Capital Holdings, Inc.
Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,102	1,099,859
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		453	454,362

			$23,347,069

Food Products — 1.7%
Alphabet Holding Company, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		3,810	$3,784,628
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		355	356,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
B&G Foods, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		227	$227,287
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		387	369,585
CHG PPC Parent, LLC
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,000	2,434,138
Froneri International, Ltd.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		2,189	2,171,488
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 31, 2027	EUR	1,275	1,539,350
H Food Holdings, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		756	745,100
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		466	460,222
HLF Financing S.a.r.l.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,075	1,076,863
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	2,221	2,724,900
JBS USA LUX S.A.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,691	4,657,227
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	3,000	3,678,694
Shearer’s Foods, Inc.
Term Loan, 4.75%, (USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027(24)		399	399,784
Sunshine Investments B.V.
Term Loan, 4.05%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	1,014,087
Valeo F1 Company Limited (Ireland)
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	1,000	1,214,015

			$26,853,930

Food Service — 0.4%
Aramark Services, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	$923,336
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		2,222	2,207,543
US Foods, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		851	840,143
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,703	1,678,853

			$5,649,875

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		483	$485,962
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	750	813,924

			$1,299,886

Forest Products — 0.0%(7)
Clearwater Paper Corporation
Term Loan, 3.25%, (USD LIBOR + 3.00%), Maturing July 26, 2026(24)		151	$151,923

			$151,923

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 5.0%
Accelerated Health Systems, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		564	$552,934
ADMI Corp.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,804	1,781,736
AI Sirona (Luxembourg) Acquisition S.a.r.l.
Term Loan, Maturing September 29, 2025(25)	EUR	1,000	1,222,159
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		783	710,693
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		534	249,683
athenahealth, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,940	1,943,672
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		945	947,112
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		3,886	3,858,005
BW NHHC Holdco, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		3,758	3,316,769
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	1,903	2,260,297
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(24)		5,367	5,349,464
CHG Healthcare Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023		2,590	2,584,175
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		534	534,834
Dedalus Finance GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	500	613,879
Elsan S.A.S.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	1,500	1,834,766
Ensemble RCM, LLC
Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		518	518,502
Envision Healthcare Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		8,974	7,534,551
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,310	2,306,418
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		943	929,523
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,058	1,059,683
Hanger, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,118	1,119,424

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,204	$1,201,915
IQVIA, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		1,503	1,496,883
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		1,475	1,469,720
Medical Solutions, LLC
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,220	1,213,624
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		7,881	7,862,266
National Mentor Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		612	612,957
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		28	28,051
Navicure, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		993	991,880
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		499	499,062
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		1,473	1,426,347
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		3,304	3,263,167
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	744	896,483
Parexel International Corporation
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		582	572,729
Phoenix Guarantor, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,921	1,913,944
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		550	550,516
Radiology Partners, Inc.
Term Loan, 4.81%, (USD LIBOR + 4.25%), Maturing July 9, 2025(24)		597	588,564
RadNet, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,740	1,740,171
Select Medical Corporation
Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), Maturing March 6, 2025		2,968	2,951,573
Sound Inpatient Physicians
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		488	484,859
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		1,064	1,048,951
Synlab Bondco PLC
Term Loan, Maturing July 31, 2024(25)	EUR	1,000	1,225,795
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing July 31, 2027	EUR	500	611,283
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		2,334	2,103,574
Tecomet, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024		1,165	1,147,895

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		1,671	$1,639,061
Verscend Holding Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,564	1,566,339

			$80,335,888

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		2,486	$2,506,484
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		8,217	7,426,505

			$9,932,989

Industrial Equipment — 2.7%
AI Alpine AT Bidco GmbH
Term Loan, 3.23%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		221	$210,853
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	750	891,041
Alliance Laundry Systems, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		1,100	1,101,489
Altra Industrial Motion Corp.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		615	615,694
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		4,369	4,328,266
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		268	249,424
CPM Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		319	310,289
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	375	456,759
Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		470	460,845
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	318	385,514
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	796	963,789
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		917	910,155
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,427	1,362,396
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,576	1,573,294
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		319	320,292
EWT Holdings III Corp.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024		1,995	1,992,437
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	1,376	1,672,962
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		349	350,289
Gardner Denver, Inc.
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	1,434	1,754,759

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	963	$1,167,216
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,020	4,014,807
Hayward Industries, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		478	474,202
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 4, 2026		625	624,219
LTI Holdings, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		3,426	3,337,713
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		198	194,620
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	965	1,181,097
Quimper AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	1,875	2,299,184
Robertshaw US Holding Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		1,021	959,857
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		271	270,600
Titan Acquisition Limited
Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,088	3,021,294
Vertical Midco GmbH
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing July 30, 2027	EUR	1,500	1,848,509
Term Loan, 4.57%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		1,222	1,229,097
Welbilt, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,767	1,681,480

			$42,214,442

Insurance — 2.2%
Alliant Holdings Intermediate, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		468	$460,893
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		2,708	2,665,716
AmWINS Group, Inc.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024(24)		4,857	4,862,763
Andromeda Investissements
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing June 12, 2026	EUR	1,250	1,533,266
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		173	171,012
Asurion, LLC
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		1,787	1,781,987
Term Loan, Maturing December 23, 2026(25)		3,160	3,134,325
Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,583	2,605,937
Financiere CEP S.A.S.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 3, 2027		EUR 550	675,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		464	$463,152
Hub International Limited
Term Loan, 2.96%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		5,070	4,985,884
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		1,856	1,864,104
NFP Corp.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,163	3,100,077
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		1,721	1,720,688
Sedgwick Claims Management Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,250	1,232,059
USI, Inc.
Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,144	3,104,743
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,411	1,411,455

			$35,773,496

Leisure Goods/Activities/Movies — 1.5%
AMC Entertainment Holdings, Inc.
Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,842	$1,193,130
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,550	1,813,081
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,294	1,340,066
ClubCorp Holdings, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,935	1,815,674
Crown Finance US, Inc.
Term Loan, Maturing May 23, 2024(25)		228	272,794
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	290	241,693
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing September 30, 2026(24)		1,510	1,016,036
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		725	719,546
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	950	1,073,525
Lindblad Expeditions, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, Maturing March 27, 2025		464	427,321
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, Maturing March 27, 2025		1,858	1,709,285
Match Group, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		675	669,938
Playtika Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		3,325	3,352,431
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		2,180	2,123,401
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(24)		938	939,149

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		307	$298,466
Travel Leaders Group, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		951	843,680
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		3,109	3,106,772
Vue International Bidco PLC
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	1,081	1,133,027

			$24,089,015

Lodging and Casinos — 1.6%
Aristocrat Technologies, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,061	$1,051,635
Azelis Finance S.A.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing November 10, 2025	EUR	1,925	2,341,094
Boyd Gaming Corporation
Term Loan, 2.35%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		724	719,431
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,754	2,724,567
ESH Hospitality, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		1,193	1,181,332
Four Seasons Hotels Limited
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,056	1,049,813
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		4,261	4,129,334
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		1,143	1,146,021
GVC Holdings PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,850	2,258,500
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,635	2,447,171
Sportradar Capital S.a.r.l.
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing October 27, 2027	EUR	750	919,101
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	582	714,269
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,752	1,759,736
VICI Properties 1, LLC
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,315	2,281,979

			$24,723,983

Nonferrous Metals/Minerals — 0.2%
American Consolidated Natural Resources, Inc.
Term Loan, 14.00%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025		738	$712,278

Security	Principal Amount* (000’s omitted)		Value
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(8)(26)		166	132,757
Oxbow Carbon, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		346	346,489
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,220,887

			$2,412,411

Oil and Gas — 1.0%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		754	$602,928
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		127	125,083
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		219	222,666
Blackstone CQP Holdco L.P.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,010	1,007,606
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,754	2,754,760
Centurion Pipeline Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		225	224,437
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		270	269,500
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		246	229,322
CITGO Petroleum Corporation
Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024		2,284	2,274,805
Delek US Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,375	1,329,551
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		571	565,694
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(23)		409	408,335
Term Loan, 0.00%, Maturing April 11, 2022(17)		2,771	644,243
Lealand Finance Company B.V.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025		214	146,291
Matador Bidco S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		1,737	1,736,333
McDermott Technology Americas, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		26	21,079
Prairie ECI Acquiror L.P.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		1,304	1,274,899
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024		776	754,660

Security	Principal Amount* (000’s omitted)		Value
RDV Resources Properties, LLC
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), Maturing March 29, 2024(8)		463	$306,463
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		103	92,347
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		107	78,588
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		124	43,234
UGI Energy Services, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		1,059	1,062,846

			$16,175,670

Publishing — 0.5%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		474	$477,366
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024		1,185	1,182,521
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024		374	375,777
Axel Springer S.E.
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	1,000	1,203,325
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		1,066	1,054,369
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(17)		798	114,403
Nielsen Finance, LLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 4, 2025	EUR	997	1,223,915
ProQuest, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		1,510	1,512,371
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023		576	532,459

			$7,676,506

Radio and Television — 1.2%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026		425	$418,760
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		3,061	2,739,819
Entercom Media Corp.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		999	976,777
Entravision Communications Corporation
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		843	826,201
Gray Television, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		278	276,056
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		637	633,780
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025		814	794,295
iHeartCommunications, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026		495	487,781
Nexstar Broadcasting, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		137	135,911
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026		453	450,740

Security	Principal Amount* (000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	413	$409,184
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	642	636,660
Terrier Media Buyer, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,856	1,859,086
Townsquare Media, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	2,196	2,192,875
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	7,016	7,031,408

		$19,869,333

Retailers (Except Food and Drug) — 0.6%
Apro, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	669	$670,294
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(17)	2,227	451,002
Bass Pro Group, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	1,500	1,506,303
BJ’s Wholesale Club, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	556	556,458
CNT Holdings I Corp.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	700	701,187
David’s Bridal, Inc.
Term Loan, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 6.00% cash, 6.00% PIK, Maturing June 23, 2023	516	486,371
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	606	510,668
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	1,400	1,401,481
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	2,077	1,976,482
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	1,035	1,031,981
Phillips Feed Service, Inc.
Term Loan, 8.00%, (2 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing November 13, 2024(8)	109	86,985
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(8)(17)	281	112,525
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	301	299,137
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	53	52,526

		$9,843,400

Steel — 0.3%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	357	$358,517

Security	Principal Amount* (000’s omitted)		Value
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025		2,129	$2,131,454
Neenah Foundry Company
Term Loan, 10.00%, (USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022(24)		682	597,009
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		875	867,044
Zekelman Industries, Inc.
Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027		1,116	1,109,762

			$5,063,786

Surface Transport — 0.2%
Hertz Corporation (The)
DIP Loan, 4.43%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing December 31, 2021(23)(24)		1,017	$1,044,600
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023		1,195	1,179,091
Kenan Advantage Group, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		417	410,953
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		127	124,968
XPO Logistics, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	647,698

			$3,407,310

Telecommunications — 2.1%
CenturyLink, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,326	$7,251,216
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		917	860,958
Digicel International Finance Limited
Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		4,914	4,508,729
eircom Finco S.a.r.l.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2026	EUR	1,786	2,180,226
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	2,050,845
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		329	324,704
Term Loan, 0.00%, Maturing January 6, 2023(17)		2,210	1,678,020
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(24)		444	454,947
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,500	1,528,500
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(8)		1,088	802,914
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		818	801,763
Plantronics, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,304	1,278,745
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		1,045	951,674

Security	Principal Amount* (000’s omitted)		Value
Telesat Canada
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,139	$1,130,504
Zayo Group Holdings, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,071	2,061,200
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	993	1,212,866
Ziggo Financing Partnership
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		4,150	4,121,469

			$33,199,280

Utilities — 0.4%
Calpine Construction Finance Company L.P.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		2,722	$2,694,601
Calpine Corporation
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		911	906,000
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027		2,032	2,023,513
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(8)		43	34,165

			$5,658,279

Total Senior Floating-Rate Loans (identified cost $776,642,994)			$771,327,001

Sovereign Loans — 0.6%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.2%
Government of Kenya
Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(2)		$4,050	$4,096,121

Total Kenya			$4,096,121

Nigeria — 0.2%
Bank of Industry Limited
Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(2)(27)		$2,500	$2,509,498

Total Nigeria			$2,509,498

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$1,532	$1,564,433
Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		1,214	1,252,475

Total Tanzania			$2,816,908

Total Sovereign Loans (identified cost $9,277,910)			$9,422,527

Warrants — 0.0%(7)

Security	Shares	Value
Health Care — 0.0%(7)
THAIHOT Investment Company US Limited, Exp. 10/13/27(8)(9)(10)	24	$6,833
THAIHOT Investment Company US Limited, Exp. 10/13/27(8)(9)(10)	175	49,828
THAIHOT Investment Company US Limited, Exp. 10/13/27, (Contingent Warrants)(8)(9)(10)	11,110	0

		$56,661

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(8)(9)(10)	7,886	$0

		$0

Total Warrants (identified cost $0)		$56,661

Miscellaneous — 0.0%(7)

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(8)(9)	2,257,600	$0

		$0

Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(9)(10)	2,021	$606
Paragon Offshore Finance Company, Class B(9)(10)	1,011	12,385

		$12,991

Total Miscellaneous (identified cost $21,988)		$12,991

Short-Term Investments — 2.3%

U.S. Treasury Obligations — 0.0%(7)
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/7/21(28)	$500	$499,999

Total U.S. Treasury Obligations (identified cost $499,994)		$499,999

Other — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(29)	35,652,758	$35,652,758

Total Other (identified cost $35,652,758)		$35,652,758

Total Short-Term Investments (identified cost $36,152,752)		$36,152,757

Total Investments — 153.0% (identified cost $2,422,528,345)		$2,437,925,719

Less Unfunded Loan Commitments — (0.1)%		$(1,386,306)

Net Investments — 152.9% (identified cost $2,421,142,039)		$2,436,539,413

Other Assets, Less Liabilities — (39.4)%		$(627,410,499)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%		$(216,003,004)

Net Assets Applicable to Common Shares — 100.0%		$1,593,125,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $686,539,735 or 43.1% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2020.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $109,637,446 or 6.9% of the Fund’s net assets applicable to common shares.

(13)	Security converts to variable rate after the indicated fixed-rate coupon period.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	When-issued security.

(16)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.

(17)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(20)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(21)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2020.

(22)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(23)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2020, the total value of unfunded loan commitments is $1,407,362.

(24)

The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(25)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.

(26)	Fixed-rate loan.

(27)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	4,641,043	USD	5,678,549	1/5/21	$(8,818)
USD	5,557,970	EUR	4,641,043	1/5/21	(111,761)
USD	5,682,252	EUR	4,641,043	2/2/21	8,680

					$(111,899)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	28,169,930	USD	34,369,318	Standard Chartered Bank	1/5/21	$—	$(53,521)
USD	33,735,668	EUR	28,169,930	Standard Chartered Bank	1/5/21	—	(678,130)
USD	77,641	EUR	63,399	Bank of America, N.A.	1/8/21	183	—
USD	216,924	EUR	181,789	Bank of America, N.A.	1/8/21	—	(5,178)
USD	1,937,399	EUR	1,623,780	Bank of America, N.A.	1/8/21	—	(46,466)
USD	2,124,918	EUR	1,780,945	Bank of America, N.A.	1/8/21	—	(50,964)
USD	2,654,754	EUR	2,225,012	Bank of America, N.A.	1/8/21	—	(63,671)
USD	82,833	EUR	67,659	Citibank, N.A.	1/8/21	170	—
USD	21,938	EUR	17,997	HSBC Bank USA, N.A.	1/8/21	—	(50)
EUR	217,000	USD	253,267	Bank of America, N.A.	1/29/21	11,987	—
EUR	220,516	USD	260,525	Bank of America, N.A.	1/29/21	9,027	—
EUR	267,160	USD	317,876	Bank of America, N.A.	1/29/21	8,692	—
EUR	216,033	USD	256,743	Bank of America, N.A.	1/29/21	7,329	—
EUR	105,554	USD	123,096	Bank of America, N.A.	1/29/21	5,929	—
EUR	126,141	USD	150,081	Bank of America, N.A.	1/29/21	4,110	—
EUR	259,466	USD	314,828	Bank of America, N.A.	1/29/21	2,335	—
EUR	179,559	USD	217,894	Bank of America, N.A.	1/29/21	1,593	—
EUR	172,321	USD	204,854	Citibank, N.A.	1/29/21	5,785	—
EUR	299,561	USD	362,510	Citibank, N.A.	1/29/21	3,663	—
EUR	103,899	USD	123,493	Citibank, N.A.	1/29/21	3,510	—
EUR	101,859	USD	121,070	Citibank, N.A.	1/29/21	3,440	—
EUR	725,581	USD	863,821	State Street Bank and Trust Company	1/29/21	23,105	—
GBP	134,640	USD	178,952	Bank of America, N.A.	1/29/21	5,203	—
GBP	216,773	USD	291,795	Bank of America, N.A.	1/29/21	4,700	—
GBP	198,540	USD	268,070	Citibank, N.A.	1/29/21	3,486	—
GBP	98,523	USD	132,055	State Street Bank and Trust Company	1/29/21	2,702	—
USD	11,461	EUR	9,348	Bank of America, N.A.	1/29/21	34	—
USD	336,439	EUR	277,276	Bank of America, N.A.	1/29/21	—	(2,495)
USD	158,022	EUR	133,000	Bank of America, N.A.	1/29/21	—	(4,553)
USD	257,916	EUR	217,000	Bank of America, N.A.	1/29/21	—	(7,338)
USD	378,823	EUR	318,772	Bank of America, N.A.	1/29/21	—	(10,833)
USD	435,018	EUR	366,000	Bank of America, N.A.	1/29/21	—	(12,368)
USD	2,618,908	EUR	2,224,601	Bank of America, N.A.	1/29/21	—	(100,373)
USD	6,105,965	EUR	5,186,643	Bank of America, N.A.	1/29/21	—	(234,019)
USD	121,316	EUR	100,250	Citibank, N.A.	1/29/21	—	(1,226)
USD	554,857	EUR	457,510	Citibank, N.A.	1/29/21	—	(4,389)
USD	783,398	EUR	645,955	Citibank, N.A.	1/29/21	—	(6,196)
USD	2,579,748	EUR	2,191,376	Citibank, N.A.	1/29/21	—	(98,919)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,014,664	EUR	5,109,177	Citibank, N.A.	1/29/21	$—	$(230,628)
USD	2,618,797	EUR	2,224,587	Goldman Sachs International	1/29/21	—	(100,466)
USD	6,105,708	EUR	5,186,610	Goldman Sachs International	1/29/21	—	(234,235)
USD	30,874,239	EUR	26,219,047	Goldman Sachs International	1/29/21	—	(1,175,072)
USD	81,084	EUR	68,218	HSBC Bank USA, N.A.	1/29/21	—	(2,304)
USD	246,531	EUR	204,321	HSBC Bank USA, N.A.	1/29/21	—	(3,224)
USD	314,355	EUR	264,500	HSBC Bank USA, N.A.	1/29/21	—	(8,961)
USD	1,169,480	EUR	982,424	HSBC Bank USA, N.A.	1/29/21	—	(31,403)
USD	1,180,106	EUR	1,000,000	HSBC Bank USA, N.A.	1/29/21	—	(42,261)
USD	217,583	EUR	178,244	State Street Bank and Trust Company	1/29/21	—	(298)
USD	106,991	EUR	88,318	State Street Bank and Trust Company	1/29/21	—	(966)
USD	146,816	EUR	121,000	State Street Bank and Trust Company	1/29/21	—	(1,091)
USD	233,345	EUR	191,835	State Street Bank and Trust Company	1/29/21	—	(1,148)
USD	103,933	EUR	87,304	State Street Bank and Trust Company	1/29/21	—	(2,785)
USD	103,761	EUR	87,304	State Street Bank and Trust Company	1/29/21	—	(2,957)
USD	100,409	EUR	84,740	State Street Bank and Trust Company	1/29/21	—	(3,174)
USD	118,855	EUR	100,000	State Street Bank and Trust Company	1/29/21	—	(3,382)
USD	110,724	EUR	93,585	State Street Bank and Trust Company	1/29/21	—	(3,671)
USD	116,983	EUR	98,736	State Street Bank and Trust Company	1/29/21	—	(3,709)
USD	599,015	EUR	495,000	State Street Bank and Trust Company	1/29/21	—	(6,057)
USD	222,629	EUR	187,956	State Street Bank and Trust Company	1/29/21	—	(7,122)
USD	249,887	EUR	211,329	State Street Bank and Trust Company	1/29/21	—	(8,435)
USD	391,766	EUR	328,254	State Street Bank and Trust Company	1/29/21	—	(9,481)
USD	363,727	EUR	306,514	State Street Bank and Trust Company	1/29/21	—	(10,945)
USD	354,726	EUR	300,150	State Street Bank and Trust Company	1/29/21	—	(12,168)
USD	462,812	EUR	388,747	State Street Bank and Trust Company	1/29/21	—	(12,379)
USD	2,087,222	EUR	1,742,500	State Street Bank and Trust Company	1/29/21	—	(42,753)
USD	2,605,535	EUR	2,213,502	State Street Bank and Trust Company	1/29/21	—	(100,178)
USD	6,074,787	EUR	5,160,766	State Street Bank and Trust Company	1/29/21	—	(233,565)
USD	183,562	GBP	141,312	Bank of America, N.A.	1/29/21	—	(9,720)
USD	183,568	GBP	141,316	Bank of America, N.A.	1/29/21	—	(9,720)
USD	2,900,308	GBP	2,232,751	Bank of America, N.A.	1/29/21	—	(153,574)
USD	2,900,390	GBP	2,232,815	Bank of America, N.A.	1/29/21	—	(153,579)
USD	141,422	GBP	105,885	Citibank, N.A.	1/29/21	—	(3,404)
USD	139,106	GBP	105,944	Citibank, N.A.	1/29/21	—	(5,801)
USD	15,974	GBP	11,918	State Street Bank and Trust Company	1/29/21	—	(327)
USD	132,580	GBP	100,000	State Street Bank and Trust Company	1/29/21	—	(4,196)
USD	131,928	GBP	100,000	State Street Bank and Trust Company	1/29/21	—	(4,849)
USD	34,490,036	EUR	28,169,930	Standard Chartered Bank	2/2/21	52,930	—
USD	31,934,429	EUR	26,825,623	HSBC Bank USA, N.A.	2/26/21	—	(876,594)
USD	613,086	EUR	498,750	State Street Bank and Trust Company	2/26/21	3,054	—
USD	903,445	EUR	742,500	State Street Bank and Trust Company	2/26/21	—	(4,724)
USD	1,570,594	EUR	1,319,072	State Street Bank and Trust Company	2/26/21	—	(42,792)
USD	3,965,544	GBP	2,967,952	State Street Bank and Trust Company	2/26/21	—	(94,535)

						$162,967	$(5,039,322)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	91	Long	3/22/21	$12,565,109	$14,586
5-Year USD Deliverable Interest Rate Swap	(4)	Short	3/15/21	(400,719)	(375)
10-Year USD Deliverable Interest Rate Swap	(4)	Short	3/15/21	(391,938)	312
Euro-Bobl	(11)	Short	3/8/21	(1,816,569)	1,075
Euro-Bund	(9)	Short	3/8/21	(1,953,125)	(4,068)
Euro-Buxl	(9)	Short	3/8/21	(2,476,480)	(14,517)
U.S. 5-Year Treasury Note	(2)	Short	3/31/21	(252,328)	(485)
U.S. Long Treasury Bond	(28)	Short	3/22/21	(4,849,250)	35,206
U.S. Ultra-Long Treasury Bond	(28)	Short	3/22/21	(5,979,750)	19,267

					$51,001

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$1,870	$—	$1,870
EUR	246	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(36,231)	—	(36,231)
EUR	207	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(30,996)	3	(30,993)
EUR	242	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(36,578)	—	(36,578)
EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(158,728)	—	(158,728)
EUR	260	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(22,513)	(2)	(22,515)
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(36,385)	—	(36,385)
USD	2,680	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(24,582)	—	(24,582)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(10,635)	—	(10,635)
USD	461	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(23,990)	—	(23,990)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(39,704)	—	(39,704)
USD	260	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(13,139)	—	(13,139)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(7,630)	—	(7,630)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	$(2,760)	$—	$(2,760)
USD	232	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	192	—	192
USD	452	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(455)	—	(455)
USD	2,240	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(161,491)	—	(161,491)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(373)	—	(373)
USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(608,238)	1,513	(606,725)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(65,386)	—	(65,386)
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	12,403	—	12,403
USD	163	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	3,100	—	3,100
USD	173	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	2,874	—	2,874
USD	1,850	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	36,936	—	36,936
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	3,880	—	3,880
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	657	—	657
USD	375	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	6,509	—	6,509
USD	313	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	4,129	—	4,129
USD	43	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	852	—	852
USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(478,640)	(631)	(479,271)
USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(10,820)	—	(10,820)
USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(12,101)	—	(12,101)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(10,853)	—	(10,853)
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(3,425)	—	(3,425)
USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(7,043)	—	(7,043)
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(169,760)	—	(169,760)
USD	92	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(10,161)	—	(10,161)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	$(9,920)	$—	$(9,920)
USD	19	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(2,771)	—	(2,771)
USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	182,064	—	182,064
USD	383	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	28,592	—	28,592
USD	347	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	41,080	—	41,080
USD	316	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	37,772	—	37,772
USD	121	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	13,114	—	13,114
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	30,183	—	30,183

Total						$(1,589,101)	$883	$(1,588,218)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$3,750	1.00% (pays quarterly)(1)	12/20/25	0.68%	$60,377	$—	$60,377
South Africa	1,840	1.00% (pays quarterly)(1)	6/20/21	0.25	7,123	10,285	17,408
Turkey	1,996	1.00% (pays quarterly)(1)	6/20/21	1.37	(2,863)	45,076	42,213
Turkey	2,400	1.00% (pays quarterly)(1)	6/20/25	2.91	(191,034)	383,881	192,847

Total	$9,986				$(126,397)	$439,242	$312,845

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	4.84%	$(62,281)	$30,299	$(31,982)
Mexico	Citibank, N.A.	1,155	1.00% (pays quarterly)(1)	12/20/30	1.44	(46,332)	94,119	47,787
Mexico	Goldman Sachs International	2,385	1.00% (pays quarterly)(1)	12/20/30	1.44	(95,673)	182,647	86,974

Total		$4,690				$(204,286)	$307,065	$102,779

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $14,676,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

TBA	-	To Be Announced

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At December 31, 2020, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	555,000	0

Total Restricted Securities			$1,925,397	$0

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $35,652,758, which represents 2.3% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$24,661,698	$721,017,370	$(710,040,196)	$14,291	$(405)	$35,652,758	$61,263	35,652,758

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$124,559,867	$—	$124,559,867
Closed-End Funds	25,015,458	—	—	25,015,458
Collateralized Mortgage Obligations	—	207,823,044	—	207,823,044
Commercial Mortgage-Backed Securities	—	78,416,117	—	78,416,117
Common Stocks	1,050,382	5,511,807	5,423,412	11,985,601
Convertible Bonds	—	2,043,061	—	2,043,061
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds & Notes	—	815,152,055	2,340,684	817,492,739
Foreign Government Securities	—	80,210,513	—	80,210,513
Mortgage Pass-Throughs	—	269,389,723	—	269,389,723
Preferred Stocks	1,925,492	1,471,163	621,004	4,017,659
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	768,287,513	1,653,182	769,940,695
Sovereign Loans	—	9,422,527	—	9,422,527
Warrants	—	—	56,661	56,661
Miscellaneous	—	12,991	0	12,991
Short-Term Investments - U.S. Treasury Obligations	—	499,999	—	499,999
Other	—	35,652,758	—	35,652,758
Total Investments	$27,991,332	$2,398,453,138	$10,094,943	$2,436,539,413
Forward Foreign Currency Exchange Contracts	$—	$171,647	$—	$171,647
Futures Contracts	70,446	—	—	70,446
Swap Contracts	—	473,707	—	473,707
Total	$28,061,778	$2,399,098,492	$10,094,943	$2,437,255,213

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,159,901)	$—	$(5,159,901)
Futures Contracts	(19,445)	—	—	(19,445)
Swap Contracts	—	(2,393,491)	—	(2,393,491)
Total	$(19,445)	$(7,553,392)	$—	$(7,572,837)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.